                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                   Rochester Fund Municipals (Rochester Fund)
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 09/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
Municipal Bonds and Notes--114.5%
New York--79.4%
$     1,035,000   Albany County, NY IDA (Albany College of Pharmacy)(1)     5.375%     12/01/2024   $     1,056,393
      1,700,000   Albany County, NY IDA (Albany College of Pharmacy)(1)     5.625      12/01/2034         1,723,460
        605,000   Albany County, NY IDA (Wildwood Programs)(1)              4.900      07/01/2021           525,697
      1,420,000   Albany, NY Hsg. Authority (Lark Drive)(1)                 5.500      12/01/2028         1,436,032
      1,315,000   Albany, NY IDA (Albany Medical Center)(1)                 6.000      05/01/2019         1,318,209
      2,460,000   Albany, NY IDA (Albany Medical Center)(1)                 6.000      05/01/2029         2,357,369
        150,000   Albany, NY IDA (Albany Municipal Golf Course
                  Clubhouse)(1)                                             7.500      05/01/2012           150,426
        760,000   Albany, NY IDA (Albany Rehabilitation)(1)                 8.375      06/01/2023           765,480
      3,125,000   Albany, NY IDA (Brighter Choice Charter School)(1)        5.000      04/01/2027         3,002,781
      1,350,000   Albany, NY IDA (Brighter Choice Charter School)(1)        5.000      04/01/2032         1,247,873
        900,000   Albany, NY IDA (Brighter Choice Charter School)(1)        5.000      04/01/2037           815,535
      7,005,000   Albany, NY IDA (Charitable Leadership)                    5.750      07/01/2026         5,542,986
        900,000   Albany, NY IDA (New Covenant Charter School)(2)           7.000      05/01/2025           359,991
      1,185,000   Albany, NY IDA (Sage Colleges)(1)                         5.250      04/01/2019         1,116,685
      1,760,000   Albany, NY IDA (Sage Colleges)(1)                         5.300      04/01/2029         1,510,872
        895,000   Albany, NY Parking Authority(1)                           5.625      07/15/2025           912,757
      1,770,000   Albany, NY Parking Authority                              7.052(3)   11/01/2017         1,289,587
        790,000   Amherst, NY IDA (Asbury Pointe)(1)                        5.800      02/01/2015           790,332
         45,000   Amherst, NY IDA (Asbury Pointe)(1)                        6.000      02/01/2023            42,996
      3,000,000   Amherst, NY IDA (Asbury Pointe)(1)                        6.000      02/01/2029         2,737,410
      5,350,000   Amherst, NY IDA (Beechwood Health Care Center)(1)         5.200      01/01/2040         4,142,345
         25,000   Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)(1)       5.250      08/01/2031            25,054
        975,000   Blauvelt, NY Volunteer Fire Company(1)                    6.250      10/15/2017           962,871
      2,735,000   Brookhaven, NY IDA (Enecon Corp.)(1)                      6.300      01/01/2033         2,223,199
      2,285,000   Brookhaven, NY IDA (Stony Brook Foundation)(1)            6.500      11/01/2020         2,311,209
     15,700,000   Brooklyn, NY Local Devel. Corp. (Barclays Center
                  Arena)(1)                                                 6.375      07/15/2043        17,190,872
      1,650,000   Broome County, NY IDA (Good Shepard Village)(1)           6.750      07/01/2028         1,656,666
      1,550,000   Broome County, NY IDA (Good Shepard Village)(1)           6.875      07/01/2040         1,521,480
         95,000   Broome County, NY IDA (University Plaza)(1)               5.000      08/01/2025            85,400
      3,030,000   Broome County, NY IDA (University Plaza)(1)               5.000      08/01/2036         2,493,811
      1,000,000   Broome County, NY IDA (University Plaza)(1)               5.100      08/01/2030           871,220
      1,250,000   Broome County, NY IDA (University Plaza)(1)               5.100      08/01/2036         1,044,475
      3,000,000   Broome County, NY IDA (University Plaza)(1)               5.200      08/01/2030         2,647,530
      4,450,000   Broome County, NY IDA (University Plaza)(1)               5.200      08/01/2036         3,774,134
      3,000,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire
                  Dept.)(1)                                                 5.750      11/01/2030         2,765,520
        915,000   Canton, NY Human Services Initiatives(1)                  5.700      09/01/2024           926,950
      1,155,000   Canton, NY Human Services Initiatives(1)                  5.750      09/01/2032         1,161,087
      1,000,000   Canton, NY Resource Corp. Student Hsg. Facility
                  (Grasse River-SUNY Canton)(1)                             5.000      05/01/2040         1,036,570


                          1 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     1,000,000   Canton, NY Resource Corp. Student Hsg. Facility
                  (Grasse River-SUNY Canton)(1)                             5.000%     05/01/2045   $     1,033,430
      1,350,000   Cattaraugus County, NY IDA (St. Bonaventure
                  University)(1)                                            5.450      09/15/2019         1,355,333
     10,515,000   Cayuga County, NY COP (Auburn Memorial Hospital)(1)       6.000      01/01/2021        10,522,045
      1,800,000   Chautauqua County, NY IDA (Woman's Christian Assoc. of
                  Jamestown)(1)                                             6.400      11/15/2029         1,733,832
         95,000   Chautauqua, NY Utility District(1)                        5.000      06/01/2023           100,552
        105,000   Chautauqua, NY Utility District(1)                        5.000      06/01/2025           110,360
      1,020,000   Chemung County, NY IDA (Hathorn Redevel. Company)(1)      4.850      07/01/2023         1,037,167
      1,515,000   Chemung County, NY IDA (Hathorn Redevel. Company)(1)      5.000      07/01/2033         1,524,408
      3,835,000   Chemung County, NY IDA (St. Joseph's Hospital)            6.000      01/01/2013         3,151,258
      4,000,000   Chemung County, NY IDA (St. Joseph's Hospital)            6.350      01/01/2013         3,286,880
      4,910,000   Chemung County, NY IDA (St. Joseph's Hospital)            6.500      01/01/2019         3,902,468
        600,000   Clifton Springs, NY Hospital & Clinic(1)                  7.650      01/01/2012           600,624
      2,200,000   Clifton Springs, NY Hospital & Clinic(1)                  8.000      01/01/2020         2,202,354
         35,000   Cohoes, NY GO                                             6.200      03/15/2012            35,057
         25,000   Cohoes, NY GO(1)                                          6.200      03/15/2013            25,035
         25,000   Cohoes, NY GO(1)                                          6.250      03/15/2014            25,031
         25,000   Cohoes, NY GO(1)                                          6.250      03/15/2015            25,024
         25,000   Cohoes, NY GO(1)                                          6.250      03/15/2016            25,016
      1,100,000   Columbia County, NY IDA (Berkshire Farms)(1)              7.500      12/15/2014         1,049,796
      3,300,000   Corinth, NY IDA (International Paper Company)(1)          5.750      02/01/2022         3,344,979
      5,370,000   Cortland County, NY IDA (Cortland Memorial Hospital)(1)   5.250      07/01/2032         5,273,931
      2,300,000   Dutchess County, NY IDA (Elant Fishkill)(1)               5.250      01/01/2037         1,781,856
        800,000   Dutchess County, NY IDA (St. Francis Hospital)(1)         7.500      03/01/2029           808,976
      1,000,000   Dutchess County, NY Water & Wastewater Authority          5.400(3)   06/01/2027           544,510
      3,105,000   East Rochester, NY Hsg. Authority (Episcopal Senior
                  Hsg.)(1)                                                  7.750      10/01/2032         3,126,331
      1,355,000   East Rochester, NY Hsg. Authority (Gates Senior
                  Hsg.)(1)                                                  6.125      04/20/2043         1,438,604
      2,345,000   East Rochester, NY Hsg. Authority (Jefferson Park
                  Apartments)(1)                                            6.750      03/01/2030         2,341,060
      1,700,000   East Rochester, NY Hsg. Authority (Woodland Village)(1)   5.500      08/01/2033         1,513,765
      3,225,000   Elmira, NY Hsg. Authority (Eastgate Apartments)(1)        6.250      06/01/2044         2,752,860
      1,665,000   Erie County, NY IDA (Air Cargo)(1)                        8.500      10/01/2015         1,667,031
      4,000,000   Erie County, NY IDA (Charter School Applied Tech)(1)      6.750      06/01/2025         3,961,000
      7,000,000   Erie County, NY IDA (Charter School Applied Tech)(1)      6.875      06/01/2035         6,751,500
      1,960,000   Erie County, NY IDA (DePaul Properties)(1)                5.750      09/01/2028         1,477,017
      2,060,000   Erie County, NY IDA (DePaul Properties)(1)                6.500      09/01/2018         1,831,155


                          2 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     1,750,000   Erie County, NY IDA (Global Concepts Charter School)(1)   6.250%     10/01/2037   $     1,566,583
     11,310,000   Erie County, NY IDA (Medaille College)(1)                 7.625      04/01/2035        12,026,941
      3,515,000   Erie County, NY IDA (Medaille College)(1)                 8.250      11/01/2026         3,625,793
      9,900,000   Erie County, NY IDA (Orchard Park CCRC)                   6.000      11/15/2026         9,222,147
      6,860,000   Erie County, NY IDA (Orchard Park CCRC)                   6.000      11/15/2036         5,896,101
      1,415,000   Erie County, NY IDA (The Episcopal Church Home)(1)        6.000      02/01/2028         1,415,509
     25,290,000   Erie County, NY Tobacco Asset Securitization Corp.(1)     5.000      06/01/2038        19,880,469
     72,595,000   Erie County, NY Tobacco Asset Securitization Corp.(1)     5.000      06/01/2045        55,573,650
     93,000,000   Erie County, NY Tobacco Asset Securitization Corp.        6.140(3)   06/01/2047         3,583,290
    135,450,000   Erie County, NY Tobacco Asset Securitization Corp.        6.488(3)   06/01/2050         3,309,044
    194,300,000   Erie County, NY Tobacco Asset Securitization Corp.        7.196(3)   06/01/2055         2,170,331
  1,024,000,000   Erie County, NY Tobacco Asset Securitization Corp.        7.650(3)   06/01/2060         6,912,000
      1,410,000   Essex County, NY IDA (International Paper Company)(1)     4.600      03/01/2027         1,292,462
      2,300,000   Essex County, NY IDA (International Paper Company)(1)     6.450      11/15/2023         2,325,576
      1,500,000   Essex County, NY IDA (International Paper Company)(1)     6.625      09/01/2032         1,610,055
         30,000   Essex County, NY IDA (Moses Ludington Nursing Home)(1)    6.200      02/01/2030            30,347
         30,000   Essex County, NY IDA (Moses Ludington Nursing Home)(1)    6.375      02/01/2050            30,339
        975,000   Essex County, NY IDA (North Country Community College
                  Foundation)(1)                                            5.000      06/01/2020         1,028,849
        320,000   Essex County, NY IDA (North Country Community College
                  Foundation)(1)                                            5.000      06/01/2020           337,674
      1,235,000   Essex County, NY IDA (North Country Community College
                  Foundation)(1)                                            5.200      06/01/2025         1,285,734
        410,000   Essex County, NY IDA (North Country Community College
                  Foundation)(1)                                            5.200      06/01/2025           426,843
      1,100,000   Essex County, NY IDA (North Country Community College
                  Foundation)(1)                                            5.300      06/01/2035         1,113,508
      9,300,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)(1)                          5.200      12/01/2023         9,311,811
      4,440,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)(1)                          5.200      03/01/2028         4,379,794
      1,850,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)(1)                          5.500      08/15/2022         1,850,278
      1,625,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)(1)                          5.500      10/01/2026         1,630,493
      5,680,000   Franklin County, NY IDA (Adirondack Medical Center)(1)    5.500      12/01/2029         5,720,442
        900,000   Franklin County, NY IDA (North Country Community
                  College Foundation)(1)                                    5.200      06/01/2025           936,972
      3,475,000   Glen Cove, NY IDA (SLCD)(1)                               7.375      07/01/2023         3,513,990
      1,125,000   Green Island, NY Power Authority(1)                       5.125      12/15/2024         1,150,088


                          3 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     2,370,000   Green Island, NY Power Authority(1)                       6.000%     12/15/2020   $     2,426,003
      1,695,000   Green Island, NY Power Authority(1)                       6.000      12/15/2025         1,733,154
        150,000   Hempstead, NY IDA (Dentaco Corp.)(1)                      7.250      11/01/2012           149,954
      1,270,000   Hempstead, NY IDA (Dentaco Corp.)(1)                      8.250      11/01/2025         1,280,490
      8,675,000   Hempstead, NY IDA (Franklin Hospital Medical Center)(1)   6.375      11/01/2018         8,748,911
      7,850,000   Hempstead, NY IDA (Franklin Hospital Medical Center)(1)   7.750      11/01/2022         8,209,609
     25,260,000   Hempstead, NY IDA (Lynbrook Facilities)(1)                6.500      11/01/2042        20,290,853
      3,665,000   Hempstead, NY IDA (Peninsula Counseling Center)(1)        6.500      11/01/2038         3,343,066
      5,920,000   Hempstead, NY IDA (South Shore YJCC)(1)                   6.750      11/01/2024         5,465,226
        845,000   Herkimer County, NY IDA (Folts Adult Home)(1)             5.500      03/20/2040           904,784
      1,000,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)(1)                                            6.250      08/01/2034         1,020,670
      1,285,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)(1)                                            6.400      11/01/2020         1,312,319
      2,000,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)(1)                                            6.500      11/01/2030         2,041,660
         75,000   Herkimer, NY Hsg. Authority                               7.150      03/01/2011            75,348
     67,340,000   Hudson Yards, NY Infrastructure Corp.(1)                  5.000      02/15/2047        67,368,956
    367,180,000   Hudson Yards, NY Infrastructure Corp.(1)                  5.000      02/15/2047       367,337,887
        135,000   Huntington, NY Hsg. Authority (GJSR)(1)                   5.875      05/01/2019           131,640
      1,000,000   Huntington, NY Hsg. Authority (GJSR)(1)                   6.000      05/01/2029           958,280
      8,500,000   Huntington, NY Hsg. Authority (GJSR)(1)                   6.000      05/01/2039         7,766,365
        675,000   Islip, NY IDA (Leeway School)(1)                          9.000      08/01/2021           680,690
     16,025,000   Islip, NY IDA (Southside Hospital Civic Facilities)(1)    7.750      12/01/2022        16,294,060
      9,695,000   Islip, NY IDA (United Cerebral Palsy Assoc.)(1)           6.250      12/01/2031         8,873,252
      1,125,000   Islip, NY IDA (United Cerebral Palsy Assoc.)(1)           6.250      12/01/2031         1,029,645
         60,000   L.I., NY Power Authority, Series A(1)                     5.125      09/01/2029            61,220
      5,300,000   Madison County, NY IDA (Commons II Student Hsg.)(1)       5.000      06/01/2040         5,329,839
        850,000   Madison County, NY IDA (Morrisville State College
                  Foundation)(1)                                            5.000      06/01/2028           867,595
      1,100,000   Madison County, NY IDA (Morrisville State College
                  Foundation)(1)                                            5.000      06/01/2032         1,113,453
      1,320,000   Madison County, NY IDA (Oneida Healthcare Center)(1)      5.300      02/01/2021         1,327,960
      5,500,000   Madison County, NY IDA (Oneida Healthcare Center)(1)      5.350      02/01/2031         5,193,705
        570,000   Middletown, NY IDA (Flanagan Design & Display)(1)         7.500      11/01/2018           519,019
      1,255,000   Middletown, NY IDA (YMCA)(1)                              7.000      11/01/2019         1,263,245
         50,000   Monroe County, NY IDA (Cloverwood Senior Living)(1)       6.750      05/01/2023            49,745
        165,000   Monroe County, NY IDA (Cloverwood Senior Living)(1)       6.875      05/01/2033           189,214


                          4 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$       860,000   Monroe County, NY IDA (Cloverwood Senior Living)(1)       6.875%     05/01/2033   $       860,989
      3,885,000   Monroe County, NY IDA (DePaul Community Facilities)(1)    5.875      02/01/2028         2,988,070
      4,780,000   Monroe County, NY IDA (DePaul Community Facilities)(1)    5.950      08/01/2028         4,318,539
      3,775,000   Monroe County, NY IDA (DePaul Properties)(1)              6.150      09/01/2021         3,167,867
      2,480,000   Monroe County, NY IDA (Parma Senior Hsg. Assoc.)(1)       6.500      12/01/2042         2,333,928
      2,890,000   Monroe County, NY IDA (Rochester Institute of
                  Technology)(1)                                            5.375      04/01/2029         2,891,763
      2,260,000   Monroe County, NY IDA (St. John Fisher College)(1)        5.250      06/01/2026         2,274,351
      3,210,000   Monroe County, NY IDA (St. John Fisher College)(1)        5.375      06/01/2024         3,225,569
      2,175,000   Monroe County, NY IDA (Summit at Brighton)(1)             5.375      07/01/2032         1,797,159
      3,660,000   Monroe County, NY IDA (Summit at Brighton)(1)             5.500      07/01/2027         3,129,410
        670,000   Monroe County, NY IDA (Volunteers of America)(1)          5.700      08/01/2018           636,319
      2,765,000   Monroe County, NY IDA (Volunteers of America)(1)          5.750      08/01/2028         2,412,877
    650,000,000   Monroe County, NY Tobacco Asset Securitization Corp.
                  (TASC)                                                    7.701(3)   06/01/2061         3,971,500
        580,000   Monroe, NY Newpower Corp(1)                               5.625      01/01/2026           584,843
      2,265,000   Monroe, NY Newpower Corp.(1)                              5.500      01/01/2034         2,213,086
        600,000   Mount Vernon, NY IDA (Kings Court)(1)                     5.200      12/01/2033           611,934
      3,275,000   Mount Vernon, NY IDA (Macedonia Towers)(1)                5.200      12/01/2033         3,022,105
      2,240,000   Mount Vernon, NY IDA (Meadowview)(1)                      6.150      06/01/2019         2,241,366
      2,600,000   Mount Vernon, NY IDA (Meadowview)(1)                      6.200      06/01/2029         2,505,204
        802,824   Municipal Assistance Corp. for Troy, NY                   5.733(3)   07/15/2021           551,669
      1,218,573   Municipal Assistance Corp. for Troy, NY                   5.741(3)   01/15/2022           817,918
        700,000   Nassau County, NY IDA (ACDS)(1)                           5.950      11/01/2022           657,167
        440,000   Nassau County, NY IDA (ALIA-ACDS)(1)                      7.500      06/01/2015           449,319
      2,975,000   Nassau County, NY IDA (ALIA-ACLD)(1)                      6.250      09/01/2022         2,867,275
        165,000   Nassau County, NY IDA (ALIA-ACLD)(1)                      7.125      06/01/2017           168,378
        220,000   Nassau County, NY IDA (ALIA-ACLD)(1)                      7.500      06/01/2015           224,660
      4,190,000   Nassau County, NY IDA (ALIA-CSMR)(1)                      7.000      11/01/2016         4,275,937
      2,395,000   Nassau County, NY IDA (ALIA-CSMR)(1)                      7.125      06/01/2017         2,444,026
      1,105,000   Nassau County, NY IDA (ALIA-CSMR)(1)                      7.500      06/01/2015         1,128,404
         95,000   Nassau County, NY IDA (ALIA-FREE)(1)                      7.125      06/01/2012            97,259
      1,360,000   Nassau County, NY IDA (ALIA-FREE)(1)                      7.500      06/01/2015         1,388,805
      4,030,000   Nassau County, NY IDA (ALIA-FREE)(1)                      8.150      06/01/2030         4,114,348
      6,065,000   Nassau County, NY IDA (ALIA-FREE)(1)                      8.250      06/01/2032         6,248,830
        640,000   Nassau County, NY IDA (ALIA-HH)(1)                        7.125      06/01/2017           653,101
        490,000   Nassau County, NY IDA (ALIA-HHS)(1)                       7.125      06/01/2017           500,030
        120,000   Nassau County, NY IDA (ALIA-LVH)(1)                       7.500      06/01/2015           122,542
     12,500,000   Nassau County, NY IDA (Amsterdam at Harborside)(1)        6.700      01/01/2043        12,669,875
        330,000   Nassau County, NY IDA (CNGCS)(1)                          7.500      06/01/2030           336,989


                          5 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     2,245,000   Nassau County, NY IDA (CNGCS)(1)                          8.150%     06/01/2030   $     2,291,988
      4,900,000   Nassau County, NY IDA (CSMR)(1)                           5.950      11/01/2022         4,600,169
        600,000   Nassau County, NY IDA (Epilepsy Foundation of  L.I.)(1)   5.950      11/01/2022           563,286
      1,660,000   Nassau County, NY IDA (Hispanic Counseling Center)(1)     6.500      11/01/2037         1,516,045
      3,150,000   Nassau County, NY IDA (Keyspan-Glenwood Energy
                  Center)(1)                                                5.250      06/01/2027         3,220,938
        625,000   Nassau County, NY IDA (Life's WORCA)(1)                   5.950      11/01/2022           586,756
      3,615,000   Nassau County, NY IDA (Little Village School)(1)          7.500      12/01/2031         3,678,841
      1,000,000   Nassau County, NY IDA (New York Institute of
                  Technology)(1)                                            4.750      03/01/2026         1,033,340
      3,535,000   Nassau County, NY IDA (New York Water Service Corp.)(1)   5.000      12/01/2035         3,502,266
      2,115,000   Nassau County, NY IDA (North Shore CFGA)(1)               6.750      05/01/2024         2,113,435
      1,300,000   Nassau County, NY IDA (PLUS Group Home)(1)                6.150      11/01/2022         1,241,669
      1,555,000   Nassau County, NY IDA (United Cerebral Palsy)(1)          6.250      11/01/2014         1,555,109
        645,000   Nassau County, NY IDA (United Veteran's Beacon
                  House)(1)                                                 6.500      11/01/2037           589,066
        610,000   Nassau County, NY IDA, Series A-A(1)                      6.000      07/02/2021           580,671
      6,600,000   Nassau County, NY IDA, Series A-B(1)                      6.000      07/01/2021         6,282,672
        655,000   Nassau County, NY IDA, Series A-C(1)                      6.000      07/01/2021           623,508
        745,000   Nassau County, NY IDA, Series A-D(1)                      6.000      07/01/2021           709,180
    122,875,000   Nassau County, NY Tobacco Settlement Corp.(1)             5.125      06/01/2046        97,971,924
      9,000,000   Nassau County, NY Tobacco Settlement Corp.(1)             5.250      06/01/2026         8,619,210
     20,000,000   Nassau County, NY Tobacco Settlement Corp.                5.820(3)   06/01/2046           999,200
    105,975,000   Nassau County, NY Tobacco Settlement Corp.                6.221(3)   06/01/2046         4,462,607
  1,055,215,000   Nassau County, NY Tobacco Settlement Corp.                6.537(3)   06/01/2060        10,108,960
     40,000,000   Nassau County, NY Tobacco Settlement Corp.                7.351(3)   06/01/2060           270,000
     22,780,000   Nassau County, NY Tobacco Settlement Corp. (TASC)(1)      5.000      06/01/2035        19,321,313
     13,010,000   New Rochelle, NY IDA (College of New Rochelle)(1)         5.250      07/01/2027        13,075,701
      3,670,000   New Rochelle, NY IDA (Soundview Apartments)(1)            5.375      04/01/2036         3,734,482
      3,300,000   Niagara County, NY IDA (American Ref-Fuel Company)(1)     5.550      11/15/2024         3,337,686
      2,810,000   Niagara County, NY IDA (Niagara Falls Memorial Medical
                  Center)                                                   5.750      06/01/2018         2,725,335
      1,500,000   Niagara County, NY IDA (Niagara University)(1)            5.350      11/01/2023         1,532,895
      5,400,000   Niagara County, NY IDA (Niagara University)(1)            5.400      11/01/2031         5,483,700
      2,600,000   Niagara County, NY IDA (Solid Waste Disposal)(1)          5.550      11/15/2024         2,668,120
      7,250,000   Niagara County, NY IDA (Solid Waste Disposal)(1)          5.625      11/15/2024         7,439,733
         20,000   Niagara County, NY Tobacco Asset Securitization Corp.     5.750      05/15/2022            19,962
      1,480,000   Niagara County, NY Tobacco Asset Securitization
                  Corp.(1)                                                  6.250      05/15/2034         1,443,340


                          6 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     6,295,000   Niagara County, NY Tobacco Asset Securitization Corp.     6.250%     05/15/2040   $     6,040,871
        125,000   Niagara Falls, NY Public Water Authority(1)               5.500      07/15/2034           128,561
        355,000   Niagara, NY Frontier Transportation Authority (Buffalo
                  Niagara International Airport)(1)                         5.000      04/01/2028           354,975
      1,875,000   Niagara, NY Frontier Transportation Authority (Buffalo
                  Niagara International Airport)(1)                         5.625      04/01/2029         1,881,900
      3,000,000   North Tonawanda, NY HDC (Bishop Gibbons Associates)(1)    7.375      12/15/2021         3,677,700
        500,000   NY Carnegie Redevel. Corp.                                7.000      09/01/2021           425,930
      7,455,000   NY Counties Tobacco Trust I                               6.250      06/01/2028         7,406,915
      6,235,000   NY Counties Tobacco Trust I(1)                            6.500      06/01/2035         6,234,252
     19,230,000   NY Counties Tobacco Trust I(1)                            6.625      06/01/2042        19,233,846
     29,800,000   NY Counties Tobacco Trust II (TASC)(1)                    5.625      06/01/2035        26,463,294
     53,880,000   NY Counties Tobacco Trust II (TASC)(1)                    5.750      06/01/2043        47,930,570
        245,000   NY Counties Tobacco Trust III(1)                          6.000      06/01/2043           226,135
      7,000,000   NY Counties Tobacco Trust IV(1)                           5.000      06/01/2038         5,502,700
    131,335,000   NY Counties Tobacco Trust IV                              5.920(3)   06/01/2050         3,877,009
    304,690,000   NY Counties Tobacco Trust IV                              6.395(3)   06/01/2055         4,661,757
    608,700,000   NY Counties Tobacco Trust IV                              6.816(3)   06/01/2060         4,108,725
     52,535,000   NY Counties Tobacco Trust IV (TASC)(1)                    5.000      06/01/2042        40,518,144
     38,275,000   NY Counties Tobacco Trust IV (TASC)(1)                    5.000      06/01/2045        29,300,661
     82,500,000   NY Counties Tobacco Trust IV (TASC)(1)                    6.250      06/01/2041        81,491,850
    236,140,000   NY Counties Tobacco Trust V                               6.070(3)   06/01/2038        23,101,576
    599,175,000   NY Counties Tobacco Trust V                               6.210(3)   06/01/2050        19,670,915
    643,195,000   NY Counties Tobacco Trust V                               6.850(3)   06/01/2055         9,840,884
  3,845,000,000   NY Counties Tobacco Trust V                               7.846(3)   06/01/2060        25,953,750
     15,000,000   NY Liberty Devel. Corp. (Bank of America Tower)(1)        5.125      01/15/2044        15,394,800
     62,345,000   NY Liberty Devel. Corp. (Bank of America Tower)(1)        5.625      01/15/2046        66,207,273
      4,000,000   NY Liberty Devel. Corp. (Bank of America Tower)(1)        5.625      07/15/2047         4,172,800
     68,000,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(4)   5.250      10/01/2035        72,147,483
     14,390,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(1)   5.250      10/01/2035        15,266,207
      2,199,995   NY Liberty Devel. Corp. (National Sports Museum)(2, 5)    6.125      02/15/2019                22
     51,560,000   NY MTA, Series A(4)                                       5.000      11/15/2030        54,000,080
         20,000   NY MTA, Series A(1)                                       5.000      11/15/2032            20,475
         25,000   NY MTA, Series B(1)                                       5.000      01/01/2031            26,181
      1,400,000   NY Newark-Wayne Community Hospital(1)                     7.600      09/01/2015         1,400,686
     20,220,000   NY Seneca Nation Indians Capital Improvements(1)          5.000      12/01/2023        16,859,638
         25,000   NY Triborough Bridge & Tunnel Authority(1)                5.000      01/01/2032            25,907
     33,060,000   NY Triborough Bridge & Tunnel Authority, Series A(4)      5.000      01/01/2027        34,280,468
     13,950,000   NY TSASC, Inc. (TFABs)(1)                                 5.000      06/01/2026        13,294,490
    251,510,000   NY TSASC, Inc. (TFABs)(1)                                 5.000      06/01/2034       214,837,327


                          7 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$   337,515,000   NY TSASC, Inc. (TFABs)(1)                                 5.125%     06/01/2042   $   274,352,443
      5,000,000   NYC Capital Resources Corp. (Albee Retail Devel.)(1)      7.250      11/01/2042         5,021,550
         15,000   NYC GO(1)                                                 5.000      06/01/2020            16,898
         25,000   NYC GO(1)                                                 5.000      03/01/2025            26,834
     20,000,000   NYC GO(4)                                                 5.000      04/01/2030        21,526,694
     46,000,000   NYC GO(4)                                                 5.000      06/01/2030        49,540,107
     10,920,000   NYC GO(4)                                                 5.000      08/01/2030        11,765,317
     27,400,000   NYC GO(4)                                                 5.000      06/01/2033        29,408,310
     12,455,000   NYC GO(4)                                                 5.000      12/01/2033        13,452,410
     30,150,000   NYC GO(4)                                                 5.000      11/01/2034        32,528,418
     12,765,000   NYC GO(4)                                                 5.000      03/01/2035        13,660,818
     19,405,000   NYC GO(4)                                                 5.000      04/01/2035        20,770,543
      5,400,000   NYC GO(4)                                                 5.000      08/01/2035         5,782,895
         60,000   NYC GO(1)                                                 5.100      11/01/2019            63,731
        100,000   NYC GO                                                    5.250      09/15/2013           100,367
          5,000   NYC GO(1)                                                 5.250      08/01/2021             5,017
     25,530,000   NYC GO(4)                                                 5.250      06/01/2027        26,877,934
     20,000,000   NYC GO(4)                                                 5.250      03/01/2032        23,512,800
          5,000   NYC GO(1)                                                 5.375      12/01/2026             5,206
          5,000   NYC GO(1)                                                 5.375      03/01/2027             5,585
     37,945,000   NYC GO(4)                                                 5.375      06/01/2032        39,990,318
         40,000   NYC GO(1)                                                 5.500      08/01/2022            40,144
          5,000   NYC GO(1)                                                 5.500      12/01/2031             5,229
          5,000   NYC GO                                                    5.950      08/01/2014             5,022
         40,000   NYC GO                                                    6.154(3)   10/01/2012            39,131
      2,000,000   NYC GO(1)                                                 6.250      12/15/2031         2,390,120
         15,000   NYC GO                                                    7.250      08/15/2024            15,076
          5,000   NYC GO(1)                                                 7.750      08/15/2028             5,110
      1,475,000   NYC GO ROLs(6)                                           17.614(7)   05/15/2031         1,989,008
      5,395,000   NYC GO ROLs(6)                                           17.624(7)   05/15/2036         6,979,619
        875,000   NYC GO ROLs(6)                                           17.628(7)   05/15/2033         1,155,875
         38,333   NYC HDC (Beekman)                                         6.500      10/15/2017            38,432
        259,113   NYC HDC (Bridgeview III)                                  6.500      12/15/2017           260,313
        760,507   NYC HDC (Cadman Towers)                                   6.500      11/15/2018           764,028
         48,931   NYC HDC (Essex Terrace)                                   6.500      07/15/2018            49,097
        106,862   NYC HDC (Keith Plaza)                                     6.500      02/15/2018           107,224
      1,800,000   NYC HDC (Multifamily Hsg.)(1)                             4.700      11/01/2040         1,738,638
      3,500,000   NYC HDC (Multifamily Hsg.)(4)                             5.000      11/01/2037         3,534,216
      2,700,000   NYC HDC (Multifamily Hsg.)(1)                             5.000      11/01/2042         2,761,830
         60,000   NYC HDC (Multifamily Hsg.)(1)                             5.050      11/01/2023            60,887
      4,685,000   NYC HDC (Multifamily Hsg.)(4)                             5.050      11/01/2039         4,730,302
      2,435,000   NYC HDC (Multifamily Hsg.)(4)                             5.100      11/01/2027         2,513,027
      3,000,000   NYC HDC (Multifamily Hsg.)(4)                             5.125      11/01/2032         3,066,270
      5,100,000   NYC HDC (Multifamily Hsg.)(1)                             5.150      11/01/2037         5,219,799
      8,035,000   NYC HDC (Multifamily Hsg.)(4)                             5.200      11/01/2040         8,209,870


                          8 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
     14,110,000   NYC HDC (Multifamily Hsg.)(4)                             5.250%     11/01/2030   $    14,546,118
      7,205,000   NYC HDC (Multifamily Hsg.)(1)                             5.250      11/01/2045         7,365,527
      5,140,000   NYC HDC (Multifamily Hsg.)(1)                             5.350      11/01/2037         5,317,227
         15,000   NYC HDC (Multifamily Hsg.)(1)                             5.400      11/01/2033            15,098
      3,735,000   NYC HDC (Multifamily Hsg.)(1)                             5.450      11/01/2040         3,876,930
      4,785,000   NYC HDC (Multifamily Hsg.)(1)                             5.500      11/01/2028         5,021,379
      3,090,000   NYC HDC (Multifamily Hsg.)(4)                             5.500      11/01/2034         3,260,066
      2,840,000   NYC HDC (Multifamily Hsg.)(4)                             5.550      11/01/2039         2,992,394
     10,910,000   NYC HDC (Multifamily Hsg.)(4)                             5.700      11/01/2046        11,533,860
         70,985   NYC HDC (Multifamily Hsg.)(1)                             6.500      02/15/2018            74,581
     10,470,000   NYC HDC (Multifamily Hsg.), Series A(4)                   5.600      11/01/2042        10,611,973
     31,485,000   NYC HDC (Multifamily Hsg.), Series B(4)                   5.350      05/01/2049        32,326,483
     11,250,000   NYC HDC (Multifamily Hsg.), Series C(4)                   5.050      11/01/2036        11,349,208
      8,365,000   NYC HDC (Multifamily Hsg.), Series C(4)                   5.125      05/01/2040         8,485,026
        385,000   NYC HDC (Multifamily Hsg.), Series C(1)                   5.700      05/01/2031           385,289
      1,000,000   NYC HDC (Multifamily Hsg.), Series E(1)                   5.200      11/01/2033         1,008,340
      2,155,000   NYC HDC (Multifamily Hsg.), Series F(1)                   5.200      11/01/2032         2,174,804
     13,180,000   NYC HDC (Multifamily Hsg.), Series G-1(4)                 4.875      11/01/2039        13,296,228
      1,345,000   NYC HDC (Multifamily Hsg.), Series H-2(1)                 5.200      11/01/2038         1,365,188
      3,400,000   NYC HDC (Multifamily Hsg.), Series H-2(1)                 5.250      05/01/2046         3,449,470
     15,510,000   NYC HDC (Multifamily Hsg.), Series I-2(4)                 5.200      11/01/2038        15,646,775
        774,597   NYC HDC (Ruppert)(1)                                      6.500      11/15/2018           816,015
        218,322   NYC HDC (St. Martin Tower)                                6.500      11/15/2018           219,332
      2,750,000   NYC HDC, Series C(4)                                      5.000      11/01/2026         2,812,266
        970,000   NYC IDA (A Very Special Place)(1)                         5.750      01/01/2029           823,802
      3,480,000   NYC IDA (Acme Architectural Products)(1)                  6.375      11/01/2019         3,272,766
     43,020,000   NYC IDA (AIRIS JFK I/JFK International Airport)(1)        5.500      07/01/2028        39,845,124
     20,875,000   NYC IDA (AIRIS JFK I/JFK International Airport)(1)        6.000      07/01/2027        20,690,048
        195,000   NYC IDA (Allied Metal)(1)                                 6.375      12/01/2014           192,496
        940,000   NYC IDA (Allied Metal)(1)                                 7.125      12/01/2027           930,337
      2,830,000   NYC IDA (Amboy Properties)(1)                             6.750      06/01/2020         2,472,062
      2,905,000   NYC IDA (American Airlines)                               5.400      07/01/2019         2,479,824
     32,580,000   NYC IDA (American Airlines)                               5.400      07/01/2020        27,442,460
     41,550,000   NYC IDA (American Airlines)                               6.900      08/01/2024        38,644,824
        540,000   NYC IDA (American Airlines)(1)                            7.500      08/01/2016           567,680
     18,200,000   NYC IDA (American Airlines)(1)                            7.625      08/01/2025        19,182,072
     69,350,000   NYC IDA (American Airlines)(1)                            7.750      08/01/2031        73,523,483
     44,860,000   NYC IDA (American Airlines)(1)                            8.000      08/01/2028        48,090,369
    338,060,000   NYC IDA (American Airlines)(1)                            8.500      08/01/2028       351,234,198
      3,530,000   NYC IDA (American National Red Cross)(1)                  5.000      02/01/2036         3,455,305
      4,075,000   NYC IDA (Atlantic Paste & Glue Company)(1)                6.625      11/01/2019         3,882,619
      1,050,000   NYC IDA (Atlantic Veal & Lamb)(1)                         8.375      12/01/2016         1,051,292
        205,000   NYC IDA (Baco Enterprises)(1)                             7.500      11/01/2011           206,296
      1,685,000   NYC IDA (Baco Enterprises)(1)                             8.500      11/01/2021         1,708,775


                          9 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     1,325,000   NYC IDA (Bark Frameworks)(1)                              6.750%     11/01/2019   $     1,286,045
      5,500,000   NYC IDA (Beth Abraham Health Services)(1)                 6.500      02/15/2022         5,058,735
      1,035,000   NYC IDA (Beth Abraham Health Services)(1)                 6.500      11/15/2027           980,590
      4,220,000   NYC IDA (Beth Abraham Health Services)(1)                 6.500      11/15/2034         3,960,934
     52,750,000   NYC IDA (British Airways)(1)                              5.250      12/01/2032        42,613,033
     34,450,000   NYC IDA (British Airways)(1)                              7.625      12/01/2032        35,086,636
     97,120,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)     5.650      10/01/2028        79,486,893
    153,620,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)     5.750      10/01/2036       127,009,944
     22,255,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)     6.200      10/01/2022        20,506,425
     16,205,000   NYC IDA (Calhoun School)(1)                               6.625      12/01/2034        14,829,682
      4,145,000   NYC IDA (Calhoun School)(1)                               6.625      12/01/2034         3,793,214
      2,895,000   NYC IDA (Center for Elimination of Family Violence)(1)    7.375      11/01/2036         2,944,939
      3,400,000   NYC IDA (Center for Nursing/Rehabilitation)(1)            5.375      08/01/2027         3,081,080
     15,540,000   NYC IDA (Center for Nursing/Rehabilitation)(1)            5.375      08/01/2027        14,082,348
     29,135,000   NYC IDA (Chapin School)(1)                                5.000      11/01/2038        25,584,026
        475,000   NYC IDA (Community Hospital of Brooklyn)(1)               6.875      11/01/2010           475,508
      1,490,000   NYC IDA (Comprehensive Care Management)(1)                6.000      05/01/2026         1,369,206
      3,145,000   NYC IDA (Comprehensive Care Management)(1)                6.125      11/01/2035         2,794,301
      3,870,000   NYC IDA (Comprehensive Care Management)(1)                6.375      11/01/2028         3,334,353
      1,535,000   NYC IDA (Comprehensive Care Management)(1)                6.375      11/01/2028         1,422,070
      1,375,000   NYC IDA (Comprehensive Care Management)(1)                7.875      12/01/2016         1,376,238
        430,000   NYC IDA (Comprehensive Care Management)(1)                8.000      12/01/2011           430,585
      4,180,000   NYC IDA (Continental Airlines)                            8.000      11/01/2012         4,216,826
      4,685,000   NYC IDA (Continental Airlines)                            8.375      11/01/2016         4,719,388
      1,315,000   NYC IDA (Cool Wind Ventilation)(1)                        5.450      11/01/2017         1,157,673
      1,465,000   NYC IDA (Cool Wind Ventilation)(1)                        5.450      11/01/2017         1,289,727
      5,685,000   NYC IDA (Cool Wind Ventilation)(1)                        6.075      11/01/2027         4,555,391
        475,000   NYC IDA (Eger Harbor House)(1)                            5.875      05/20/2044           510,711
      5,500,000   NYC IDA (Family Support Systems)(2)                       7.500      11/01/2034         4,393,730
      7,315,000   NYC IDA (Friends Seminary School)(1)                      7.125      09/15/2031         7,513,456
      1,900,000   NYC IDA (Global Country World Peace)(1)                   7.250      11/01/2025         1,539,361
      1,800,000   NYC IDA (Global Country World Peace)(1)                   7.250      11/01/2025         1,458,342
      1,790,000   NYC IDA (Good Shepherd Services)(1)                       5.875      06/01/2014         1,730,357
      3,570,000   NYC IDA (Gourmet Boutique)(1)                             5.750      05/01/2021         2,963,421
      7,290,000   NYC IDA (Guttmacher Institute)(1)                         5.750      12/01/2036         6,109,020
      2,095,000   NYC IDA (Herbert G. Birch Childhood Project)(1)           8.375      02/01/2022         2,112,619
        800,000   NYC IDA (Independent Living Assoc.)(1)                    6.200      07/01/2020           780,176
      9,000,000   NYC IDA (JFK International Airport)(1)                    8.000      08/01/2012         9,217,980
        575,000   NYC IDA (Just Bagels Manufacturing)(1)                    8.500      11/01/2016           590,065
        920,000   NYC IDA (Just Bagels Manufacturing)(1)                    8.750      11/01/2026           948,529


                         10 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$       115,000   NYC IDA (L&M Optical Disc)(1)                             7.125%     11/01/2010   $       115,030
     19,700,000   NYC IDA (Liberty-7 World Trade Center)(1)                 6.250      03/01/2015        19,764,222
     17,190,000   NYC IDA (Liberty-7 World Trade Center)                    6.500      03/01/2035        17,214,238
     12,000,000   NYC IDA (Liberty-7 World Trade Center)(1)                 6.750      03/01/2015        12,216,120
     45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)                5.000      09/01/2035        42,437,395
         10,000   NYC IDA (Lighthouse International)(1)                     4.500      07/01/2033             9,435
      2,625,000   NYC IDA (Little Red Schoolhouse)(1)                       6.750      11/01/2018         2,646,210
     23,000,000   NYC IDA (Magen David Yeshivah)(1)                         5.700      06/15/2027        16,784,020
      3,745,000   NYC IDA (Manhattan Community Access Corp.)(1)             6.000      12/01/2036         3,245,941
      1,895,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation
                  Center)(1)                                                6.375      11/01/2038         1,712,739
      9,175,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation
                  Center)(1)                                                6.375      11/01/2038         8,292,549
        680,000   NYC IDA (Marymount School of New York)(1)                 5.125      09/01/2021           701,434
      4,010,000   NYC IDA (Marymount School of New York)(1)                 5.250      09/01/2031         4,064,977
     17,780,000   NYC IDA (MediSys Health Network)(1)                       6.250      03/15/2024        15,644,622
        325,000   NYC IDA (Mesorah Publications)(1)                         6.450      02/01/2011           324,610
      4,790,000   NYC IDA (Mesorah Publications)(1)                         6.950      02/01/2021         4,696,212
      8,405,000   NYC IDA (Metro Biofuels)(1)                               6.000      11/01/2028         6,894,706
      2,700,000   NYC IDA (Metropolitan College of New York)(1)             5.750      03/01/2020         2,682,423
      2,005,000   NYC IDA (Morrisons Pastry)(1)                             6.500      11/01/2019         1,964,960
         25,000   NYC IDA (NYU)(1)                                          5.000      07/01/2041            25,168
     40,000,000   NYC IDA (NYU)(4)                                          5.250      07/01/2048        43,331,332
      3,240,000   NYC IDA (Petrocelli Electric)(1)                          8.000      11/01/2017         3,240,097
        875,000   NYC IDA (Petrocelli Electric)(1)                          8.000      11/01/2018           865,918
     10,065,000   NYC IDA (Polytechnic University)(1)                       5.250      11/01/2027        10,171,286
      1,910,000   NYC IDA (Precision Gear)(1)                               6.375      11/01/2024         1,767,992
      2,240,000   NYC IDA (Precision Gear)(1)                               6.375      11/01/2024         2,073,456
        900,000   NYC IDA (Precision Gear)(1)                               7.625      11/01/2024           904,833
      4,100,000   NYC IDA (PSCH)(1)                                         6.375      07/01/2033         3,754,739
     15,310,000   NYC IDA (Queens Baseball Stadium)(1)                      5.000      01/01/2046        14,336,590
      6,800,000   NYC IDA (Reece School)(1)                                 7.500      12/01/2037         6,600,148
      1,625,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)(1)           6.250      11/01/2014         1,550,656
      8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)(1)           6.750      11/01/2028         7,498,106
      1,000,000   NYC IDA (Roundabout Theatre)(1)                           5.000      10/01/2023           851,720
      4,085,000   NYC IDA (Sahadi Fine Foods)(1)                            6.750      11/01/2019         4,003,423
        200,000   NYC IDA (Samaritan Aids Services)(1)                      5.000      11/01/2024           203,824
        875,000   NYC IDA (SFTU/YAI/CRV Obligated Group)(1)                 5.000      07/01/2026           724,141
      4,380,000   NYC IDA (Showman Fabricators)(1)                          7.500      11/01/2028         3,518,366
      3,100,000   NYC IDA (South Bronx Overall Economic Devel.)(1)          8.625      12/01/2025         2,669,534
      1,625,000   NYC IDA (Special Needs Facilities Pooled Program)(1)      4.750      07/01/2020         1,430,276
        995,000   NYC IDA (Special Needs Facilities Pooled Program)(1)      5.250      07/01/2022           880,147
      2,415,000   NYC IDA (Special Needs Facilities Pooled Program)(1)      6.650      07/01/2023         2,420,241


                         11 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     3,735,000   NYC IDA (Special Needs Facilities Pooled Program)(1)      7.875%     08/01/2025   $     3,745,421
      5,760,000   NYC IDA (Stallion)(1)                                     5.500      11/01/2036         4,067,942
        955,000   NYC IDA (Stallion)(1)                                     6.000      11/01/2027           779,672
         10,000   NYC IDA (Staten Island University Hospital)(1)            6.375      07/01/2031            10,110
      1,420,000   NYC IDA (Staten Island University Hospital)(1)            6.450      07/01/2032         1,449,039
        405,000   NYC IDA (Streamline Plastics)(1)                          7.750      12/01/2015           405,101
      1,275,000   NYC IDA (Streamline Plastics)(1)                          8.125      12/01/2025         1,275,026
      6,808,500   NYC IDA (Studio School)(1)                                7.000      11/01/2038         6,358,730
        605,000   NYC IDA (Surprise Plastics)(2)                            7.500      11/01/2013           545,172
      2,480,000   NYC IDA (Surprise Plastics)(2)                            8.500      11/01/2023         1,932,193
      1,500,000   NYC IDA (Terminal One Group Assoc.)(1)                    5.500      01/01/2021         1,594,590
        380,000   NYC IDA (The Bank Street College)(1)                      5.250      12/01/2021           390,002
      1,000,000   NYC IDA (The Bank Street College)(1)                      5.250      12/01/2030         1,009,210
      8,800,000   NYC IDA (The Child School)(1)                             7.550      06/01/2033         8,951,008
         75,000   NYC IDA (Therapy & Learning Center)(1)                    7.500      10/01/2011            76,526
      3,735,000   NYC IDA (Therapy & Learning Center)(1)                    8.250      10/01/2031         3,838,161
      8,955,000   NYC IDA (Tides Two Rivers Foundation)(1)                  5.650      12/01/2039         7,247,192
     32,040,000   NYC IDA (Unicef)(1)                                       5.300      11/01/2038        25,524,346
      9,550,000   NYC IDA (Urban Health Plan)(1)                            7.050      09/15/2026         9,580,656
      3,640,000   NYC IDA (Urban Resource Institute)(1)                     7.375      11/01/2033         3,555,006
      1,200,000   NYC IDA (Utleys)(1)                                       7.375      11/01/2023         1,200,648
      3,800,000   NYC IDA (Vaughn College Aeronautics)(1)                   5.000      12/01/2021         3,528,680
      1,330,000   NYC IDA (Vaughn College Aeronautics)(1)                   5.000      12/01/2028         1,159,973
      3,235,000   NYC IDA (Vaughn College Aeronautics)(1)                   5.000      12/01/2028         2,821,438
        900,000   NYC IDA (Vaughn College Aeronautics)(1)                   5.000      12/01/2031           766,026
      1,800,000   NYC IDA (Vaughn College Aeronautics)(1)                   5.250      12/01/2036         1,546,722
     13,200,000   NYC IDA (Visy Paper)(1)                                   7.800      01/01/2016        13,216,632
     70,500,000   NYC IDA (Visy Paper)(1)                                   7.950      01/01/2028        70,509,870
      1,930,000   NYC IDA (Vocational Instruction)(8)                       7.750      02/01/2033         1,157,267
        100,000   NYC IDA (W & W Jewelers)(1)                               7.250      02/01/2011           100,213
      1,555,000   NYC IDA (W & W Jewelers)(1)                               8.250      02/01/2021         1,585,338
      5,930,000   NYC IDA (Weizmann Institute)(1)                           5.900      11/01/2034         5,712,903
      2,900,000   NYC IDA (Weizmann Institute)(1)                           5.900      11/01/2034         2,793,831
      2,795,000   NYC IDA (Westchester Square Medical Center)               8.000      11/01/2010         2,787,118
      6,160,000   NYC IDA (Westchester Square Medical Center)               8.375      11/01/2015         5,602,089
      1,465,000   NYC IDA (World Casing Corp.)(1)                           6.700      11/01/2019         1,417,270
     41,105,000   NYC IDA (Yankee Stadium)(1)                               5.000      03/01/2046        40,994,839
     16,500,000   NYC IDA (Yankee Stadium)(1)                               7.000      03/01/2049        19,523,625
     24,270,000   NYC IDA (Yeled Yalda Early Childhood)(1)                  5.725      11/01/2037        19,976,152
         50,000   NYC Municipal Water Finance Authority(1)                  5.000      06/15/2029            51,159
     27,500,000   NYC Municipal Water Finance Authority(4)                  5.000      06/15/2031        29,374,675
     11,720,000   NYC Municipal Water Finance Authority(1)                  5.000      06/15/2032        11,979,129
     31,400,000   NYC Municipal Water Finance Authority(4)                  5.000      06/15/2034        32,038,251
     42,440,000   NYC Municipal Water Finance Authority(1)                  5.000      06/15/2034        45,096,744


                         12 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
     40,100,000   NYC Municipal Water Finance Authority(4)                  5.000%     06/15/2037   $    42,602,240
     22,000,000   NYC Municipal Water Finance Authority(4)                  5.000      06/15/2038        23,356,039
     18,000,000   NYC Municipal Water Finance Authority(1)                  5.000      06/15/2038        18,931,320
     29,000,000   NYC Municipal Water Finance Authority(4)                  5.000      06/15/2039        30,787,506
     18,000,000   NYC Municipal Water Finance Authority(4)                  5.000      06/15/2039        19,104,660
     31,500,000   NYC Municipal Water Finance Authority(4)                  5.000      06/15/2039        33,216,750
     19,740,000   NYC Municipal Water Finance Authority(4)                  5.000      06/15/2039        20,815,830
         30,000   NYC Municipal Water Finance Authority(1)                  5.125      06/15/2032            30,711
         30,000   NYC Municipal Water Finance Authority(1)                  5.125      06/15/2033            31,007
         25,000   NYC Municipal Water Finance Authority(1)                  5.125      06/15/2033            25,840
        145,000   NYC Trust for Cultural Resources (Museum of American
                  Folk Art)                                                 6.125      07/01/2030            77,907
     14,360,000   NYS DA (Buena Vida Nursing Home)(1)                       5.250      07/01/2028        14,376,945
      2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)(1)         5.000      07/01/2027         2,292,953
      1,250,000   NYS DA (D'Youville College)(1)                            5.250      07/01/2025         1,273,600
         15,000   NYS DA (Dept. of Mental Hygiene)(1)                       5.250      08/15/2031            15,125
         20,000   NYS DA (Ellis Hospital)(1)                                5.600      08/01/2025            20,022
      5,935,000   NYS DA (Interagency Council)(1)                           7.000      07/01/2035         6,018,149
      3,255,000   NYS DA (L.I. University)(1)                               5.125      09/01/2023         3,277,362
      1,335,000   NYS DA (L.I. University)(1)                               5.250      09/01/2028         1,342,076
     16,800,000   NYS DA (Maimonides Medical Center)(1)                     5.750      08/01/2029        17,995,320
      3,260,000   NYS DA (Manhattan College)(1)                             5.300      07/01/2037         3,328,297
     18,230,000   NYS DA (Memorial Sloan-Kettering)(4)                      5.000      07/01/2035        19,047,054
        480,000   NYS DA (Menorah Home & Hospital)(1)                       5.150      08/01/2038           482,496
      4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)            6.375      07/01/2029         4,184,070
      6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)            6.875      07/01/2025         7,004,609
      2,500,000   NYS DA (Municipal Health Facilities)(1)                   5.000      01/15/2028         2,646,900
      2,265,000   NYS DA (New York Methodist Hospital)(1)                   5.250      07/01/2033         2,276,280
      2,000,000   NYS DA (Norwegian Christian Home & Health Center)(1)      6.100      08/01/2041         2,128,640
     20,580,000   NYS DA (NYU Hospitals Center)(1)                          5.000      07/01/2026        21,238,560
     40,320,000   NYS DA (NYU Hospitals Center)(1)                          5.000      07/01/2036        40,707,878
      2,000,000   NYS DA (NYU Hospitals Center)(1)                          5.625      07/01/2037         2,089,360
      2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)            5.000      11/01/2026         2,996,516
      6,035,000   NYS DA (Providence Rest)(1)                               5.000      07/01/2035         4,134,579
      2,700,000   NYS DA (Providence Rest)(1)                               5.125      07/01/2030         2,001,942
      3,100,000   NYS DA (Providence Rest)(1)                               5.250      07/01/2025         2,507,032
      6,260,000   NYS DA (Rochester General Hospital)(1)                    5.000      12/01/2025         6,277,090
     17,660,000   NYS DA (Rochester General Hospital)(1)                    5.000      12/01/2035        16,669,451
      1,750,000   NYS DA (School District Bond Financing Program),
                  Series C(1)                                               7.250      10/01/2028         2,141,598
      2,645,000   NYS DA (School District Bond Financing Program),
                  Series C(1)                                               7.375      10/01/2033         3,204,788


                         13 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     1,525,000   NYS DA (School District Bond Financing Program),
                  Series C(1)                                               7.500%     04/01/2039   $     1,859,189
         50,000   NYS DA (School Districts Financing Program),
                  Series B(1)                                               6.000      10/01/2022            54,485
         25,000   NYS DA (School Districts Financing Program),
                  Series B(1)                                               6.000      10/01/2029            27,101
      1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)           5.100      07/01/2034         1,089,190
      5,770,000   NYS DA (Smithtown Special Library District)(1)            6.000      07/01/2028         6,565,279
      1,055,000   NYS DA (St. Catherine of Siena Medical Center)(1)         6.000      07/01/2030         1,066,763
      3,500,000   NYS DA (St. Joseph's College)(1)                          5.250      07/01/2035         3,624,005
     50,000,000   NYS DA (St. Mary's Hospital for Children)(1, 9)           7.875      11/15/2041        51,676,500
      1,505,000   NYS DA (St. Thomas Aquinas College)(1)                    5.250      07/01/2028         1,505,512
      5,240,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)             6.250      02/15/2035         5,766,148
     11,695,000   NYS DA (Vassar College)(4)                                5.000      07/01/2046        12,298,685
      2,365,000   NYS EFC (NYS Water Services)(1)                           6.000      01/15/2031         2,424,716
         65,000   NYS EFC (United Waterworks)(1)                            5.150      03/01/2034            65,012
         25,000   NYS ERDA (Brooklyn Union Gas Company)(1)                  4.700      02/01/2024            25,729
         15,000   NYS ERDA (Brooklyn Union Gas Company)(1)                  5.500      01/01/2021            15,054
      7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS               11.671(7)   04/01/2020         7,262,360
     16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS               13.016(7)   07/01/2026        16,367,482
        350,000   NYS ERDA (LILCO)(1)                                       5.300      10/01/2024           351,467
        100,000   NYS ERDA (LILCO)(1)                                       5.300      08/01/2025           100,390
         75,000   NYS ERDA (LILCO)(1)                                       5.300      08/01/2025            75,293
        400,000   NYS ERDA (NYS Electric & Gas Corp.)(1)                    5.350      12/01/2028           404,336
         70,000   NYS ERDA (Rochester Gas & Electric)(1)                    5.375      05/15/2032            70,957
     14,500,000   NYS ERDA (Rochester Gas & Electric)(1)                    5.950      09/01/2033        14,508,265
      2,000,000   NYS HFA (Affordable Hsg.)(1)                              5.000      11/01/2042         2,041,160
      2,365,000   NYS HFA (Affordable Hsg.)(1)                              5.250      11/01/2038         2,411,118
     10,220,000   NYS HFA (Affordable Hsg.)(4)                              5.450      11/01/2045        10,522,092
      2,205,000   NYS HFA (Children's Rescue)(1)                            7.625      05/01/2018         2,207,403
      1,620,000   NYS HFA (Crotona Estates Apartments)(1)                   4.950      08/15/2038         1,630,579
        960,000   NYS HFA (Friendship)(1)                                   5.100      08/15/2041           971,088
      1,360,000   NYS HFA (Golden Age Apartments)(1)                        5.000      02/15/2037         1,372,675
      1,645,000   NYS HFA (Kensico Terrace Apartments)(1)                   4.900      02/15/2038         1,639,983
          5,000   NYS HFA (Meadow Manor)(1)                                 7.750      11/01/2019             5,086
      3,835,000   NYS HFA (Multifamily Hsg.)(1)                             4.850      02/15/2038         3,841,059
      2,860,000   NYS HFA (Multifamily Hsg.)(1)                             5.350      08/15/2031         2,866,092
      2,080,000   NYS HFA (Multifamily Hsg.)(1)                             5.375      02/15/2035         2,094,498
      3,290,000   NYS HFA (Multifamily Hsg.)(1)                             5.450      08/15/2032         3,330,303
      2,075,000   NYS HFA (Multifamily Hsg.)(1)                             5.500      08/15/2030         2,076,245
      1,050,000   NYS HFA (Multifamily Hsg.)(1)                             5.650      08/15/2030         1,055,943
      3,200,000   NYS HFA (Multifamily Hsg.)(1)                             5.650      08/15/2030         3,218,112
      1,000,000   NYS HFA (Multifamily Hsg.)(1)                             5.650      08/15/2031         1,005,640


                         14 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     1,710,000   NYS HFA (Multifamily Hsg.)(1)                             5.650%     02/15/2034   $     1,714,891
      2,120,000   NYS HFA (Multifamily Hsg.)(1)                             5.700      08/15/2033         2,135,836
        665,000   NYS HFA (Multifamily Hsg.)(1)                             6.250      02/15/2031           672,002
      1,255,000   NYS HFA (Multifamily Hsg.)(1)                             6.400      11/15/2027         1,256,757
      3,885,000   NYS HFA (Multifamily Hsg.)(1)                             6.750      11/15/2036         4,233,446
        340,000   NYS HFA (Nonprofit Hsg.)                                  8.400      11/01/2010           341,816
        365,000   NYS HFA (Nonprofit Hsg.)                                  8.400      11/01/2011           366,807
        395,000   NYS HFA (Nonprofit Hsg.)                                  8.400      11/01/2012           396,864
        425,000   NYS HFA (Nonprofit Hsg.)                                  8.400      11/01/2013           426,904
        510,000   NYS HFA (Nonprofit Hsg.)(1)                               8.400      11/01/2014           512,285
        540,000   NYS HFA (Nonprofit Hsg.)                                  8.400      11/01/2015           542,290
        580,000   NYS HFA (Nonprofit Hsg.)(1)                               8.400      11/01/2016           582,274
        640,000   NYS HFA (Nonprofit Hsg.)(1)                               8.400      11/01/2017           642,368
        685,000   NYS HFA (Nonprofit Hsg.)(1)                               8.400      11/01/2018           687,528
        125,000   NYS LGSC (SCSB)                                           7.250      12/15/2011           127,805
        810,000   NYS LGSC (SCSB)                                           7.375      12/15/2016           812,171
        980,000   NYS LGSC (SCSB)                                           7.750      12/15/2021         1,021,405
        215,000   NYS Medcare (Hospital & Nursing Home)(1)                  7.400      11/01/2016           216,060
        135,000   NYS Medcare (Hospital & Nursing Home)(1)                  9.375      11/01/2016           135,979
         15,000   NYS Medcare (M.G. Nursing Home)                           6.200      02/15/2015            15,059
        400,000   NYS Power Authority(1)                                    5.250      11/15/2040           400,632
         25,000   NYS UDC (Subordinated Lien)(1)                            5.500      07/01/2016            25,095
        830,000   Oneida County, NY IDA (Civic Facilities-Mohawk
                  Valley)(1)                                                5.000      09/15/2035           711,816
        450,000   Oneida County, NY IDA (Mohawk Valley Handicapped
                  Services)(1)                                              5.300      03/15/2019           424,625
        840,000   Oneida County, NY IDA (Mohawk Valley Handicapped
                  Services)(1)                                              5.350      03/15/2029           710,564
      4,360,000   Onondaga County, NY IDA (Air Cargo)(1)                    6.125      01/01/2032         4,119,851
      2,000,000   Onondaga County, NY IDA (Air Cargo)(1)                    7.250      01/01/2032         1,936,440
      1,060,000   Onondaga County, NY IDA (Community General Hospital)(1)   5.500      11/01/2018           994,079
      5,390,000   Onondaga County, NY IDA (Community General Hospital)(1)   6.625      01/01/2018         5,169,603
      1,185,000   Onondaga County, NY IDA (Free Library)(1)                 5.125      03/01/2030         1,220,680
      1,115,000   Onondaga County, NY IDA (Free Library)(1)                 5.125      03/01/2037         1,124,879
        500,000   Onondaga County, NY IDA Sewage Waste Facilities
                  (Anheuser-Busch Companies)(1)                             6.250      12/01/2034           500,545
     42,834,598   Onondaga County, NY Res Rec(1)                            0.000(10)  05/01/2022        31,279,108
     37,870,000   Onondaga County, NY Res Rec(1)                            5.000      05/01/2015        35,931,813
      2,000,000   Onondaga, NY Civic Devel Corp. (Le Moyne College)(1)      5.375      07/01/2040         2,057,160
      2,500,000   Orange County, NY IDA (Arden Hill Life Care Center)(1)    7.000      08/01/2021         2,455,125
      2,325,000   Orange County, NY IDA (Arden Hill Life Care Center)(1)    7.000      08/01/2031         2,193,777


                         15 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     2,090,000   Orange County, NY IDA (Arden Hill Life Care Center)(1)    7.000%     08/01/2031   $     1,972,040
      2,280,000   Orange County, NY IDA (Glen Arden)(1)                     5.625      01/01/2018         2,075,849
      5,590,000   Orange County, NY IDA (Glen Arden)(1)                     5.700      01/01/2028         4,619,129
         70,000   Orange County, NY IDA (Orange Mental Retardation
                  Properties)                                               7.800      07/01/2011            70,371
      1,715,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)(1)                                       5.375      12/01/2021         1,736,026
      6,330,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)(1)                                       5.375      12/01/2026         6,341,837
      2,235,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)(1)                                       5.375      12/01/2026         2,239,179
     11,665,000   Peekskill, NY IDA (Drum Hill)(1)                          6.375      10/01/2028         9,670,285
        500,000   Port Authority NY/NJ (Continental Airlines)(1)            9.000      12/01/2010           500,945
     45,690,000   Port Authority NY/NJ (Continental Airlines)(1)            9.125      12/01/2015        45,780,923
     16,420,000   Port Authority NY/NJ (JFK International Air
                  Terminal)(1)                                              5.750      12/01/2022        16,459,901
     31,720,000   Port Authority NY/NJ (JFK International Air
                  Terminal)(1)                                              5.750      12/01/2025        31,775,193
     18,625,000   Port Authority NY/NJ (JFK International Air
                  Terminal)(1)                                              5.900      12/01/2017        18,729,859
      2,110,000   Port Authority NY/NJ (KIAC)                               6.750      10/01/2011         2,109,916
     50,300,000   Port Authority NY/NJ (KIAC)(1)                            6.750      10/01/2019        49,467,032
         35,000   Port Authority NY/NJ, 122nd Series(1)                     5.000      07/15/2026            35,025
        240,000   Port Authority NY/NJ, 126th Series(1)                     5.125      11/15/2030           245,398
         50,000   Port Authority NY/NJ, 127th Series(1)                     5.200      12/15/2027            51,418
     70,000,000   Port Authority NY/NJ, 135th Series(4)                     5.000      03/15/2039        73,300,743
     33,025,000   Port Authority NY/NJ, 136th Series(4)                     5.125      05/01/2034        34,109,867
     19,175,000   Port Authority NY/NJ, 136th Series(4)                     5.375      11/01/2028        20,160,921
     22,855,000   Port Authority NY/NJ, 136th Series(4)                     5.500      11/01/2029        24,073,895
     26,000,000   Port Authority NY/NJ, 138th Series(4)                     4.750      12/01/2034        26,352,300
     27,255,000   Port Authority NY/NJ, 141st Series(4)                     4.500      09/01/2029        27,511,611
     47,910,000   Port Authority NY/NJ, 143rd Series(4)                     5.000      10/01/2030        49,597,390
     12,840,000   Port Authority NY/NJ, 146th Series(4)                     4.500      12/01/2034        12,842,618
         10,000   Port Authority NY/NJ, 146th Series(1)                     4.500      12/01/2034            10,002
     26,100,000   Port Authority NY/NJ, 146th Series(4)                     4.750      12/01/2027        26,856,691
         10,000   Port Authority NY/NJ, 146th Series(1)                     4.750      12/01/2027            10,293
     13,005,000   Port Authority NY/NJ, 147th Series(4)                     4.750      10/15/2028        13,353,764
     17,790,000   Port Authority NY/NJ, 147th Series(4)                     5.000      10/15/2029        18,641,975
     20,000,000   Port Authority NY/NJ, 147th Series(4)                     5.000      10/15/2032        20,656,810
     82,000,000   Port Authority NY/NJ, 151st Series(4)                     5.750      03/15/2035        91,164,915
     15,000,000   Port Authority NY/NJ, 151st Series(4)                     6.000      09/15/2028        17,239,950
    101,940,000   Port Authority NY/NJ, 152nd Series(4)                     5.250      11/01/2035       107,439,663
     13,715,000   Port Authority NY/NJ, 152nd Series(4)                     5.250      05/01/2038        14,391,589
     22,500,000   Port Authority NY/NJ, 152nd Series(4)                     5.750      11/01/2030        25,250,625


                         16 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
     50,660,000   Port Authority NY/NJ, 37th Series(4)                      5.250%     07/15/2034   $    52,601,798
      2,755,000   Poughkeepsie, NY IDA (Eastman & Bixby Redevel.
                  Corp.)(1)                                                 6.000      08/01/2032         2,757,562
      4,820,000   Rensselaer, NY City School District COP(1)                5.000      06/01/2036         4,693,909
      1,500,000   Rensselaer County, NY IDA (Franciscan Heights)(1)         5.375      12/01/2036         1,521,675
      6,385,000   Rensselaer County, NY Tobacco Asset Securitization
                  Corp.(1)                                                  5.625      06/01/2035         5,670,072
      7,300,000   Rensselaer County, NY Tobacco Asset Securitization
                  Corp.(1)                                                  5.750      06/01/2043         6,493,934
      2,020,000   Rensselaer County, NY Water Service Sewer Authority(1)    5.350      09/01/2047         2,105,911
      1,330,000   Riverhead, NY IDA (Michael Reilly Design)(1)              8.875      08/01/2021         1,372,001
      6,790,000   Rochester, NY Museum & Science Center(1)                  6.125      12/01/2015         6,740,773
      1,195,000   Rockland County, NY IDA (Crystal Run Village/Rockland
                  County Assoc. for the Learning Disabled Obligated
                  Group)(1)                                                 4.900      07/01/2021         1,038,359
      9,225,000   Rockland County, NY Tobacco Asset Securitization
                  Corp.(1)                                                  5.625      08/15/2035         8,188,756
     10,095,000   Rockland County, NY Tobacco Asset Securitization
                  Corp.(1)                                                  5.750      08/15/2043         8,978,493
     30,000,000   Rockland County, NY Tobacco Asset Securitization Corp.    5.875(3)   08/15/2045         1,355,700
    486,000,000   Rockland County, NY Tobacco Asset Securitization Corp.    7.668(3)   08/15/2060         3,212,460
         20,000   Sanford Town, NY GO(1)                                    5.250      04/15/2015            22,091
         20,000   Sanford Town, NY GO(1)                                    5.250      04/15/2016            22,238
         25,000   Sanford Town, NY GO(1)                                    5.250      04/15/2017            27,442
         25,000   Sanford Town, NY GO(1)                                    5.250      04/15/2018            27,130
         25,000   Sanford Town, NY GO(1)                                    5.250      04/15/2019            26,733
         25,000   Sanford Town, NY GO(1)                                    5.250      04/15/2020            26,532
         30,000   Sanford Town, NY GO(1)                                    5.250      04/15/2021            31,711
         30,000   Sanford Town, NY GO(1)                                    5.250      04/15/2022            31,564
         30,000   Sanford Town, NY GO(1)                                    5.250      04/15/2023            31,453
         30,000   Sanford Town, NY GO(1)                                    5.250      04/15/2024            31,367
         35,000   Sanford Town, NY GO(1)                                    5.250      04/15/2025            36,443
         35,000   Sanford Town, NY GO(1)                                    5.250      04/15/2026            36,257
         40,000   Sanford Town, NY GO(1)                                    5.250      04/15/2027            41,258
         40,000   Sanford Town, NY GO(1)                                    5.250      04/15/2028            41,022
         40,000   Sanford Town, NY GO(1)                                    5.250      04/15/2029            40,846
         45,000   Sanford Town, NY GO(1)                                    5.250      04/15/2030            45,755
         45,000   Sanford Town, NY GO(1)                                    5.250      04/15/2031            45,625
         50,000   Sanford Town, NY GO(1)                                    5.250      04/15/2032            50,405
         50,000   Sanford Town, NY GO(1)                                    5.250      04/15/2033            50,285
         55,000   Sanford Town, NY GO(1)                                    5.250      04/15/2034            55,129
         60,000   Sanford Town, NY GO(1)                                    5.250      04/15/2035            59,916
         60,000   Sanford Town, NY GO(1)                                    5.250      04/15/2036            59,581


                         17 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     3,000,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                  Care/Benedict Community Health Center)(1)                 5.125%     12/01/2033   $     2,997,750
      2,650,000   Seneca County, NY IDA (New York Chiropractic
                  College)(1)                                               5.000      10/01/2027         2,720,835
     22,885,000   SONYMA, Series 106(4)                                     5.250      04/01/2034        22,970,207
     30,225,000   SONYMA, Series 109(4)                                     4.950      10/01/2034        30,358,836
      9,510,000   SONYMA, Series 133(4)                                     5.050      10/01/2026         9,674,783
     23,000,000   SONYMA, Series 137(4)                                     4.700      10/01/2031        23,010,124
     21,700,000   SONYMA, Series 140(4)                                     4.750      10/01/2037        20,776,031
     11,335,000   SONYMA, Series 143(4)                                     4.900      10/01/2037        11,335,000
      5,045,000   SONYMA, Series 145(4)                                     5.125      10/01/2037         5,135,838
      1,955,000   SONYMA, Series 148(4)                                     5.150      10/01/2027         2,022,119
      6,370,000   SONYMA, Series 148(4)                                     5.200      10/01/2032         6,554,493
         25,000   SONYMA, Series 67(1)                                      5.700      10/01/2017            25,039
        890,000   SONYMA, Series 69(1)                                      5.500      10/01/2028           890,579
     26,945,000   SONYMA, Series 71(4)                                      5.400      04/01/2029        26,960,111
         30,000   SONYMA, Series 71(1)                                      5.400      04/01/2029            30,017
         30,000   SONYMA, Series 73(1)                                      5.250      10/01/2017            30,036
        330,000   SONYMA, Series 73                                         5.300      10/01/2028           330,165
     23,875,000   SONYMA, Series 73-A(4)                                    5.300      10/01/2028        23,886,948
      6,585,000   SONYMA, Series 77(1)                                      5.150      04/01/2029         6,591,717
      9,535,000   SONYMA, Series 79(4)                                      5.300      04/01/2029         9,560,990
        345,000   SONYMA, Series 82(1)                                      5.650      04/01/2030           345,248
      4,360,000   St. Lawrence County, NY IDA (Curran Renewable
                  Energy)(1)                                                7.250      12/01/2029         3,612,565
        985,000   Suffolk County, NY IDA (ACLD)(1)                          6.000      12/01/2019           951,865
        380,000   Suffolk County, NY IDA (ALIA-ACDS)(1)                     7.125      06/01/2017           387,779
      2,035,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                     5.950      10/01/2021         1,926,758
        175,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                     6.375      06/01/2014           175,774
        510,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                     6.500      03/01/2018           509,153
        435,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                     7.500      09/01/2015           442,456
        180,000   Suffolk County, NY IDA (ALIA-ADD)(1)                      6.950      12/01/2014           183,494
        345,000   Suffolk County, NY IDA (ALIA-ADD)(1)                      7.125      06/01/2017           352,062
        175,000   Suffolk County, NY IDA (ALIA-ADD)(1)                      7.500      09/01/2015           178,000
        845,000   Suffolk County, NY IDA (ALIA-Adelante)(1)                 6.500      11/01/2037           771,722
      1,295,000   Suffolk County, NY IDA (ALIA-Civic Facility)(1)           5.950      11/01/2022         1,215,759
      2,700,000   Suffolk County, NY IDA (ALIA-DDI)(1)                      5.950      10/01/2021         2,556,387
        655,000   Suffolk County, NY IDA (ALIA-DDI)(1)                      6.375      06/01/2014           657,895
        100,000   Suffolk County, NY IDA (ALIA-DDI)(1)                      7.500      09/01/2015           101,714
        780,000   Suffolk County, NY IDA (ALIA-FREE)(1)                     5.950      10/01/2021           738,512
        390,000   Suffolk County, NY IDA (ALIA-FREE)(1)                     6.375      06/01/2014           391,724
      1,100,000   Suffolk County, NY IDA (ALIA-FREE)(1)                     6.950      12/01/2014         1,121,351
      2,600,000   Suffolk County, NY IDA (ALIA-FREE)(1)                     7.125      06/01/2017         2,653,222


                         18 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$       555,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                     5.950%     10/01/2021   $       525,480
        720,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                     5.950      11/01/2022           675,943
        375,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                     6.000      10/01/2031           333,071
        310,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                     6.375      06/01/2014           311,370
        375,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                     6.950      12/01/2014           382,279
        800,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                     7.125      06/01/2017           816,376
      1,945,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                     7.250      12/01/2033         1,957,215
        125,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                     7.500      09/01/2015           127,143
      2,000,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                    5.950      11/01/2022         1,877,620
        185,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                    6.375      06/01/2014           185,818
        445,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                    6.950      12/01/2014           453,637
        120,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                    7.500      09/01/2015           122,057
        310,000   Suffolk County, NY IDA (ALIA-MCH)(1)                      6.375      06/01/2014           311,370
      1,010,000   Suffolk County, NY IDA (ALIA-MCH)(1)                      6.950      12/01/2014         1,029,604
        975,000   Suffolk County, NY IDA (ALIA-MCH)(1)                      7.125      06/01/2017           994,958
        800,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)                  5.950      11/01/2022           751,048
        485,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)                  7.500      09/01/2015           493,313
        240,000   Suffolk County, NY IDA (ALIA-Pederson-Krag Center)(1)     8.375      06/01/2016           248,014
        360,000   Suffolk County, NY IDA (ALIA-SMCFS)(1)                    7.500      09/01/2015           366,170
        390,000   Suffolk County, NY IDA (ALIA-Suffolk Hostels)(1)          7.500      09/01/2015           396,685
      1,870,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                   5.950      10/01/2021         1,770,535
        130,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                   6.375      06/01/2014           130,575
        655,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                   6.950      12/01/2014           667,714
        535,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                   7.000      06/01/2016           544,988
        275,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                   7.500      09/01/2015           279,714
      3,530,000   Suffolk County, NY IDA (ALIA-UVBH)(1)                     6.500      11/01/2037         3,223,878
        800,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                    5.950      11/01/2022           751,048
        230,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                    6.950      12/01/2014           234,464
        610,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                    7.125      06/01/2017           622,487
        320,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                    7.500      09/01/2015           325,485
        575,000   Suffolk County, NY IDA (Catholic Charities)(1)            6.000      10/01/2020           552,178
        195,000   Suffolk County, NY IDA (DDI)(1)                           6.000      12/01/2019           188,440
        500,000   Suffolk County, NY IDA (DDI)(1)                           6.000      10/01/2020           480,155
        515,000   Suffolk County, NY IDA (DDI)(1)                           6.000      10/01/2020           494,560
      4,830,000   Suffolk County, NY IDA (DDI)(1)                           7.250      03/01/2024         4,976,880
      7,905,000   Suffolk County, NY IDA (DDI)(1)                           8.750      03/01/2023         8,048,001
      5,000,000   Suffolk County, NY IDA (Dowling College)(1)               5.000      06/01/2036         3,829,750
      2,810,000   Suffolk County, NY IDA (Dowling College)(1)               6.700      12/01/2020         2,810,506
      2,900,000   Suffolk County, NY IDA (Easter Long Island Hospital
                  Assoc.)(1)                                                5.375      01/01/2027         2,380,552
      2,745,000   Suffolk County, NY IDA (Easter Long Island Hospital
                  Assoc.)(1)                                                5.500      01/01/2037         2,113,458
      1,420,000   Suffolk County, NY IDA (Family Residences)(1)             6.000      12/01/2019         1,372,231


                         19 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     1,345,000   Suffolk County, NY IDA (Family Services League)(1)        5.000%     11/01/2027   $     1,388,282
        930,000   Suffolk County, NY IDA (Family Services League)(1)        5.000      11/01/2034           941,430
      2,195,000   Suffolk County, NY IDA (Federation of Organizations)(1)   8.125      04/01/2030         2,262,957
      2,560,000   Suffolk County, NY IDA (Gurwin Jewish-Phase II)(1)        6.700      05/01/2039         2,560,026
      3,535,000   Suffolk County, NY IDA (Huntington First Aid Squad)(1)    6.650      11/01/2017         3,543,908
        225,000   Suffolk County, NY IDA (Independent Group Home
                  Living)(1)                                                6.000      12/01/2019           217,431
        995,000   Suffolk County, NY IDA (Independent Group Home
                  Living)(1)                                                6.000      10/01/2020           955,508
      3,275,000   Suffolk County, NY IDA (Innovative Realty I)(1)           6.000      11/01/2037         2,478,651
      8,600,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)             5.000      11/01/2028         8,549,002
     32,720,000   Suffolk County, NY IDA (Keyspan-Port Jefferson
                  Center)(1)                                                5.250      06/01/2027        33,066,178
      4,065,000   Suffolk County, NY IDA (L.I. Network Community
                  Services)(1)                                              7.550      02/01/2034         4,252,437
      7,945,000   Suffolk County, NY IDA (Medford Hamlet Assisted
                  Living)(1)                                                6.375      01/01/2039         6,589,583
      1,865,000   Suffolk County, NY IDA (Nassau-Suffolk Services for
                  Autism)(1)                                                6.750      11/01/2036         1,779,993
        635,000   Suffolk County, NY IDA (Nassau-Suffolk Services for
                  Autism)(1)                                                6.750      11/01/2036           606,057
      2,580,000   Suffolk County, NY IDA (New Interdisciplinary
                  School)(1)                                                6.750      12/01/2019         2,612,689
      2,000,000   Suffolk County, NY IDA (New York Institute of
                  Technology)(1)                                            5.000      03/01/2026         2,051,280
      6,145,000   Suffolk County, NY IDA (Nissequogue Cogeneration
                  Partners)(1)                                              5.300      01/01/2013         6,026,463
     26,425,000   Suffolk County, NY IDA (Nissequogue Cogeneration
                  Partners)(1)                                              5.500      01/01/2023        24,381,291
        850,000   Suffolk County, NY IDA (Peconic Landing Retirement
                  Home)(1)                                                  8.000      10/01/2020           867,910
      2,870,000   Suffolk County, NY IDA (Peconic Landing Retirement
                  Home)(1)                                                  8.000      10/01/2030         2,929,725
      4,800,000   Suffolk County, NY IDA (Pederson-Krager Center)(1)        7.200      02/01/2035         4,541,856
      2,545,000   Suffolk County, NY IDA (Pederson-Krager Center)(1)        8.125      04/01/2030         2,607,276
        930,000   Suffolk County, NY IDA (Special Needs Facilities
                  Pooled Program)(1)                                        5.250      07/01/2022           822,650
      2,595,000   Suffolk County, NY IDA (St. Vincent De Paul in the
                  Diocese of Rockville Center)(1)                           8.000      04/01/2030         2,650,922
        475,000   Suffolk County, NY IDA (Suffolk Hotels)(1)                6.000      10/01/2020           456,147
      1,780,000   Suffolk County, NY IDA (United Cerebral Palsy
                  Assoc.)(1)                                                6.000      12/01/2019         1,720,121
      3,255,000   Suffolk County, NY IDA (United Cerebral Palsy
                  Assoc.)(1)                                                7.875      09/01/2041         3,319,579
        740,000   Suffolk County, NY IDA (WORCA)(1)                         6.000      10/01/2020           710,629


                         20 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$   119,295,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)         0.000%(10) 06/01/2044   $   103,605,322
     12,095,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)         5.375      06/01/2028        11,019,513
     29,915,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)         6.000      06/01/2048        27,896,336
    287,265,000   Suffolk, NY Tobacco Asset Securitization Corp.            8.000(3)   06/01/2048        10,128,964
      3,181,000   Sullivan County, NY Community College COP                 5.750      08/15/2025         2,710,276
      2,325,000   Sullivan County, NY IDA (Center for Discovery)(1)         5.625      06/01/2013         2,291,729
     13,000,000   Sullivan County, NY IDA (Center for Discovery)(1)         5.875      07/01/2022        11,053,510
      5,200,000   Sullivan County, NY IDA (Center for Discovery)(1)         6.000      06/01/2019         4,942,184
     13,840,000   Sullivan County, NY IDA (Center for Discovery)(1)         6.000      07/01/2037        11,731,199
      4,500,000   Sullivan County, NY IDA (Center for Discovery)(1)         6.500      06/01/2025         4,231,530
      4,465,000   Sullivan County, NY IDA (Center for Discovery)(1)         6.950      02/01/2035         4,052,523
        850,000   Sullivan County, NY IDA (Center for Discovery)(1)         7.250      02/01/2012           852,873
      9,965,000   Sullivan County, NY IDA (Center for Discovery)(1)         7.750      02/01/2027        10,122,945
      7,705,000   Sullivan County, NY IDA (SCCC Dorm Corp. Civic
                  Facility)(1)                                              7.250      06/01/2027         7,743,910
      6,805,000   Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights
                  Corp.)(1)                                                 8.500      11/01/2031         6,509,187
      2,405,000   Syracuse, NY Hsg. Authority (Pavilion on James)(1)        7.500      11/01/2042         2,320,200
    189,865,000   Syracuse, NY IDA (Carousel Center)(1)                     5.000      01/01/2036       161,905,480
      1,000,000   Syracuse, NY IDA (Crouse Irving Health Hospital)(1)       5.375      01/01/2023           924,790
      8,965,000   Syracuse, NY IDA (James Square)                           7.197(3)   08/01/2025         3,410,286
        725,000   Syracuse, NY IDA (Jewish Home of Central New York)(1)     7.375      03/01/2021           732,656
      2,050,000   Syracuse, NY IDA (Jewish Home of Central New York)(1)     7.375      03/01/2031         2,035,937
         75,000   Taconic Hills, NY (Central School District at
                  Craryville)(1)                                            5.000      06/15/2026            76,471
         45,000   Tompkins, NY Health Care Corp. (Reconstruction Home)(1)  10.800      02/01/2028            48,267
     12,150,000   Troy, NY Capital Resource Corp. (Rensselaer
                  Polytechnic Institute)(1)                                 5.000      09/01/2030        12,740,369
      7,400,000   Troy, NY Capital Resource Corp. (Rensselaer
                  Polytechnic Institute)(1)                                 5.125      09/01/2040         7,694,372
      1,530,000   Ulster County, NY IDA (Brooklyn Bottling)(1)              8.600      06/30/2022         1,532,004
        185,000   Ulster County, NY Res Rec(1)                              5.000      03/01/2020           193,993
      3,080,000   Ulster County, NY Tobacco Asset Securitization Corp.(1)   6.000      06/01/2040         2,810,746
      2,175,000   Ulster County, NY Tobacco Asset Securitization Corp.      6.250      06/01/2025         2,168,780
      3,005,000   Ulster County, NY Tobacco Asset Securitization Corp.(1)   6.450      06/01/2040         2,740,169
      3,550,000   Utica, NY IDA (Utica College Civic Facility)(1)           6.850      12/01/2031         3,610,670
      1,985,000   Wayne County, NY IDA (ARC)(1)                             8.375      03/01/2018         1,987,561
         20,000   Westchester County, NY GO(1)                              5.375      12/15/2014            20,156
      4,300,000   Westchester County, NY Healthcare Corp., Series A(1)      5.875      11/01/2025         4,301,333


                         21 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
New York Continued
$     1,870,000   Westchester County, NY IDA (Beth Abraham Hospital)(1)     8.375%     12/01/2025   $     1,873,310
         90,000   Westchester County, NY IDA (Children's Village)(1)        5.375      03/15/2019            83,588
      3,550,000   Westchester County, NY IDA (Children's Village)(1)        6.000      06/01/2022         3,353,898
      1,215,000   Westchester County, NY IDA (Clearview School)(1)          7.250      01/01/2035         1,221,512
      3,130,000   Westchester County, NY IDA (Field Home)(1)                6.000      08/15/2017         3,048,964
      3,335,000   Westchester County, NY IDA (Field Home)(1)                6.500      08/15/2022         3,281,907
      1,300,000   Westchester County, NY IDA (Guiding Eyes for the
                  Blind)(1)                                                 5.375      08/01/2024         1,354,340
      1,375,000   Westchester County, NY IDA (JDAM)(1)                      6.750      04/01/2016         1,384,556
      3,325,000   Westchester County, NY IDA (Lawrence Hospital)(1)         5.000      01/01/2028         3,245,898
        685,000   Westchester County, NY IDA (Lawrence Hospital)(1)         5.125      01/01/2018           685,459
      1,430,000   Westchester County, NY IDA (Rippowam-Cisqua School)(1)    5.750      06/01/2029         1,434,519
      1,000,000   Westchester County, NY IDA (Schnurmacher Center)(1)       6.500      11/01/2013         1,042,050
      1,710,000   Westchester County, NY IDA (Schnurmacher Center)(1)       6.500      11/01/2033         1,608,683
        160,000   Westchester County, NY IDA (Westchester Airport
                  Assoc.)(1)                                                5.950      08/01/2024           160,171
      2,590,000   Westchester County, NY IDA (Winward School)(1)            5.250      10/01/2031         2,599,764
      4,475,000   Westchester County, NY Tobacco Asset Securitization
                  Corp.(1)                                                  5.000      06/01/2026         4,109,393
     59,900,000   Westchester County, NY Tobacco Asset Securitization
                  Corp.(1)                                                  5.125      06/01/2038        48,663,359
     52,770,000   Westchester County, NY Tobacco Asset Securitization
                  Corp.(1)                                                  5.125      06/01/2045        42,153,731
      4,130,000   Yonkers, NY IDA (Hudson Scenic Studio)(1)                 6.625      11/01/2019         4,018,242
      1,560,000   Yonkers, NY IDA (Philipsburgh Hall Associates)            7.500      11/01/2030         1,139,299
      2,700,000   Yonkers, NY IDA (St. Joseph's Hospital)(1)                6.150      03/01/2015         2,278,800
      1,635,000   Yonkers, NY IDA (St. Joseph's Hospital)(1)                8.500      12/30/2013         1,640,265
      4,300,000   Yonkers, NY IDA (St. Joseph's Hospital), Series 98-A(1)   6.150      03/01/2015         3,629,200
      1,100,000   Yonkers, NY IDA (St. Joseph's Hospital), Series 98-B(1)   6.150      03/01/2015           928,400
      2,855,000   Yonkers, NY IDA (Westchester School)(1)                   8.750      12/30/2023         2,858,426
        800,000   Yonkers, NY Parking Authority(1)                          6.000      06/15/2018           799,424
      1,215,000   Yonkers, NY Parking Authority(1)                          6.000      06/15/2024         1,140,387
                                                                                                    ---------------
                                                                                                      7,092,484,237
                                                                                                    ---------------
U.S. Possessions--35.1%
        825,000   Guam Education Financing Foundation COP(1)                5.000      10/01/2023           830,264
        505,000   Guam GO(1)                                                5.250      11/15/2037           490,259
      6,000,000   Guam GO(1)                                                6.750      11/15/2029         6,604,320
     10,000,000   Guam GO(1)                                                7.000      11/15/2039        11,183,600
        300,000   Guam Hsg. Corp. (Single Family Mtg.)(1)                   5.750      09/01/2031           341,214
        290,000   Guam Power Authority, Series A(1)                         5.250      10/01/2023           290,000
     20,000,000   Guam Power Authority, Series A(1)                         5.250      10/01/2034        19,865,000


                         22 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
U.S. Possessions Continued
$     5,200,000   Guam Power Authority, Series A(1)                         5.500%     10/01/2030   $     5,474,664
      7,700,000   Guam Power Authority, Series A(1)                         5.500      10/01/2040         8,022,938
      2,000,000   Northern Mariana Islands Commonwealth, Series A(1)        5.000      10/01/2022         1,802,840
     34,875,000   Northern Mariana Islands Commonwealth, Series A(1)        5.000      06/01/2030        29,799,990
      8,670,000   Northern Mariana Islands Ports Authority, Series A        6.250      03/15/2028         6,398,807
     16,800,000   Northern Mariana Islands Ports Authority, Series A(1)     6.600      03/15/2028        16,022,496
     55,650,000   Puerto Rico Aqueduct & Sewer Authority(1)                 0.000(10)  07/01/2024        59,728,589
     49,000,000   Puerto Rico Aqueduct & Sewer Authority(4)                 5.125      07/01/2047        50,458,240
     88,365,000   Puerto Rico Aqueduct & Sewer Authority(1)                 6.000      07/01/2038        95,749,663
    123,015,000   Puerto Rico Aqueduct & Sewer Authority(1)                 6.000      07/01/2044       132,797,153
      5,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                 6.000      07/01/2044         5,397,600
     56,685,000   Puerto Rico Children's Trust Fund (TASC)(1)               5.625      05/15/2043        52,812,281
    268,500,000   Puerto Rico Children's Trust Fund (TASC)                  6.617(3)   05/15/2050         9,440,460
    745,000,000   Puerto Rico Children's Trust Fund (TASC)                  7.165(3)   05/15/2055        13,864,450
  3,519,880,000   Puerto Rico Children's Trust Fund (TASC)                  7.625(3)   05/15/2057        54,804,532
  3,179,200,000   Puerto Rico Children's Trust Fund (TASC)                  8.375(3)   05/15/2057        39,612,832
         20,000   Puerto Rico Commonwealth GO(1)                            5.000      07/01/2026            20,016
     10,850,000   Puerto Rico Commonwealth GO(1)                            5.000      07/01/2033        10,918,464
     11,230,000   Puerto Rico Commonwealth GO(1)                            5.000      07/01/2034        11,320,851
      5,000,000   Puerto Rico Commonwealth GO(1)                            5.125      07/01/2031         5,018,850
      2,200,000   Puerto Rico Commonwealth GO(1)                            5.250      07/01/2026         2,312,706
      5,000,000   Puerto Rico Commonwealth GO(1)                            5.250      07/01/2027         5,193,000
      2,920,000   Puerto Rico Commonwealth GO(1)                            5.250      07/01/2030         3,022,229
     14,500,000   Puerto Rico Commonwealth GO(1)                            5.250      07/01/2031        15,040,705
     10,230,000   Puerto Rico Commonwealth GO(1)                            5.250      07/01/2034        10,515,826
     43,385,000   Puerto Rico Commonwealth GO(1)                            5.250      07/01/2037        44,395,871
      5,000,000   Puerto Rico Commonwealth GO(1)                            5.375      07/01/2033         5,200,300
      1,000,000   Puerto Rico Commonwealth GO(1)                            5.500      07/01/2021         1,101,930
      7,850,000   Puerto Rico Commonwealth GO(1)                            5.500      07/01/2029         8,858,019
     81,300,000   Puerto Rico Commonwealth GO(1)                            5.500      07/01/2032        85,586,949
     18,985,000   Puerto Rico Commonwealth GO(1)                            6.000      07/01/2038        20,456,527
     28,360,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2022        31,622,251
     10,920,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2023        12,096,412
     11,490,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2024        12,668,989
     12,095,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2025        13,294,945
      9,975,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2026        10,947,762
     31,665,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2027        34,406,872
     52,670,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2028        56,923,629
     18,070,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2029        19,335,261
     19,025,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2030        20,201,887
     20,025,000   Puerto Rico Electric Power Authority, Series AAA(1)       5.250      07/01/2031        21,214,886
     17,650,000   Puerto Rico Electric Power Authority, Series TT(1)        5.000      07/01/2037        18,023,827
     60,000,000   Puerto Rico Electric Power Authority, Series UU(1)        0.877(11)  07/01/2029        46,705,200
         50,000   Puerto Rico HFC(1)                                        5.100      12/01/2018            51,007


                         23 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
U.S. Possessions Continued
$     9,515,000   Puerto Rico Highway & Transportation Authority(1)         5.000%     07/01/2028   $     9,641,169
      4,845,000   Puerto Rico Highway & Transportation Authority(1)         5.250      07/01/2030         5,283,521
      3,100,000   Puerto Rico Highway & Transportation Authority            5.300      07/01/2035         3,226,697
      4,000,000   Puerto Rico Highway & Transportation Authority(1)         5.500      07/01/2029         4,513,640
        270,000   Puerto Rico Highway & Transportation Authority(1)         5.750      07/01/2020           280,754
     11,585,000   Puerto Rico Highway & Transportation Authority, Series
                  G(1)                                                      5.000      07/01/2033        11,658,101
     28,570,000   Puerto Rico Highway & Transportation Authority, Series
                  G(1)                                                      5.000      07/01/2042        28,655,139
      3,885,000   Puerto Rico Highway & Transportation Authority, Series
                  H(1)                                                      5.450      07/01/2035         4,088,807
      6,500,000   Puerto Rico Highway & Transportation Authority, Series
                  K(1)                                                      5.000      07/01/2027         6,642,805
      3,145,000   Puerto Rico Highway & Transportation Authority, Series
                  K(1)                                                      5.000      07/01/2030         3,204,661
      2,600,000   Puerto Rico Highway & Transportation Authority, Series
                  L(1)                                                      5.250      07/01/2023         2,817,724
     17,205,000   Puerto Rico Highway & Transportation Authority, Series
                  L(1)                                                      5.250      07/01/2030        18,762,225
      6,795,000   Puerto Rico Highway & Transportation Authority, Series
                  L(1)                                                      5.250      07/01/2041         7,203,923
     92,120,000   Puerto Rico Highway & Transportation Authority, Series
                  M(1)                                                      5.000      07/01/2046        92,737,204
    125,620,000   Puerto Rico Highway & Transportation Authority, Series
                  N(1)                                                      0.887(11)  07/01/2041        69,112,355
     74,940,000   Puerto Rico Highway & Transportation Authority, Series
                  N(1)                                                      0.887(11)  07/01/2045        39,924,285
     16,080,000   Puerto Rico Highway & Transportation Authority, Series
                  N(1)                                                      5.250      07/01/2032        17,367,204
     53,445,000   Puerto Rico Highway & Transportation Authority, Series
                  N(1)                                                      5.250      07/01/2039        56,565,654
     26,755,000   Puerto Rico Infrastructure(1)                             5.000      07/01/2031        27,072,849
      6,000,000   Puerto Rico Infrastructure(1)                             5.000      07/01/2037         6,032,280
     32,490,000   Puerto Rico Infrastructure(1)                             5.000      07/01/2037        32,697,286
    202,145,000   Puerto Rico Infrastructure(1)                             5.000      07/01/2041       202,892,937
    134,520,000   Puerto Rico Infrastructure(1)                             5.000      07/01/2046       134,549,594
      3,130,000   Puerto Rico Infrastructure(1)                             5.500      07/01/2025         3,468,134
      1,295,000   Puerto Rico Infrastructure(1)                             5.500      07/01/2026         1,430,638
     15,000,000   Puerto Rico Infrastructure(1)                             5.500      07/01/2027        16,563,750
      2,750,000   Puerto Rico Infrastructure(1)                             5.500      07/01/2028         3,037,238
     16,955,000   Puerto Rico Infrastructure                                5.650(3)   07/01/2029         5,748,254
     65,725,000   Puerto Rico Infrastructure                                5.730(3)   07/01/2045         6,986,568
     25,000,000   Puerto Rico Infrastructure                                5.800(3)   07/01/2032         6,532,250
      6,285,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)         5.000      03/01/2036         5,873,521
      1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)         5.375      12/01/2021         1,603,082
      5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)         5.375      02/01/2029         5,751,495


                         24 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
U.S. Possessions Continued
$     6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)         5.500%     12/01/2031   $     6,341,776
     38,000,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)          6.625      06/01/2026        38,312,360
      2,025,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)          6.600      05/01/2014         2,022,732
      5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)          6.700      05/01/2024         4,619,213
      7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor
                  Hospitals)(1)                                             5.750      06/01/2029         3,507,840
        500,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)   5.250      09/01/2021           504,355
      8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)   5.250      09/01/2031         8,024,560
      4,990,000   Puerto Rico Municipal Finance Agency, Series A(1)         5.250      08/01/2025         5,155,119
      4,975,000   Puerto Rico Port Authority (American Airlines), Series
                  A                                                         6.250      06/01/2026         4,312,032
      6,395,000   Puerto Rico Port Authority (American Airlines), Series
                  A                                                         6.300      06/01/2023         5,663,668
     90,855,000   Puerto Rico Public Buildings Authority(1)                 5.000      07/01/2036        91,186,621
      7,500,000   Puerto Rico Public Buildings Authority(1)                 5.000      07/01/2037         7,537,800
     23,585,000   Puerto Rico Public Buildings Authority(1)                 5.250      07/01/2029        24,106,229
    126,570,000   Puerto Rico Public Buildings Authority(1)                 5.250      07/01/2033       128,364,763
        120,000   Puerto Rico Public Buildings Authority(1)                 5.375      07/01/2033           121,076
      1,500,000   Puerto Rico Public Buildings Authority(1)                 6.250      07/01/2021         1,732,800
      7,500,000   Puerto Rico Public Buildings Authority(1)                 6.250      07/01/2031         8,929,350
      8,000,000   Puerto Rico Public Buildings Authority(1)                 6.500      07/01/2030         9,022,880
      7,500,000   Puerto Rico Public Buildings Authority(1)                 6.750      07/01/2036         8,554,650
    296,445,000   Puerto Rico Sales Tax Financing Corp., Series A(4)        5.250      08/01/2057       310,790,699
    643,700,000   Puerto Rico Sales Tax Financing Corp., Series A           5.401(3)   08/01/2054        43,462,624
     33,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)        5.750      08/01/2037        35,727,780
    221,800,000   Puerto Rico Sales Tax Financing Corp., Series A           5.939(3)   08/01/2056        13,232,588
     30,000,000   Puerto Rico Sales Tax Financing Corp., Series A           6.500(3)   08/01/2042         4,650,900
      7,300,000   Puerto Rico Sales Tax Financing Corp., Series A(1)        6.500      08/01/2044         8,394,489
     80,000,000   Puerto Rico Sales Tax Financing Corp., Series A           6.504(3)   08/01/2043        11,530,400
     35,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)        0.000(10)  08/01/2032        30,243,500
      2,500,000   Puerto Rico Sales Tax Financing Corp., Series C(1)        5.250      08/01/2041         2,629,275
      4,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)        5.375      08/01/2036         4,259,080
     95,245,000   Puerto Rico Sales Tax Financing Corp., Series C(4)        5.750      08/01/2057       105,370,185
     24,875,000   Puerto Rico Sales Tax Financing Corp., Series C(1)        6.000      08/01/2042        27,607,270
      4,525,000   University of Puerto Rico(1)                              5.000      06/01/2026         4,602,830
      5,280,000   University of Puerto Rico, Series P(1)                    5.000      06/01/2030         5,323,718
     24,375,000   University of Puerto Rico, Series Q(1)                    5.000      06/01/2030        24,576,825
     65,780,000   University of Puerto Rico, Series Q(1)                    5.000      06/01/2036        65,775,395
      9,230,000   University of V.I., Series A(1)                           5.375      06/01/2034         9,365,035
      2,040,000   University of V.I., Series A(1)                           6.250      12/01/2029         2,050,710
      3,650,000   V.I. Government Refinery Facilities (Hovensa Coker)(1)    6.500      07/01/2021         3,724,022
         10,000   V.I. HFA, Series A(1)                                     6.450      03/01/2016            10,019


                         25 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal
     Amount                                                                 Coupon      Maturity         Value
---------------                                                             ------     ----------   ---------------
U.S. Possessions Continued
$    18,720,000   V.I. Public Finance Authority (Gross Receipts Taxes
                  Loan)(1)                                                  5.000%     10/01/2031   $    18,915,998
        550,000   V.I. Public Finance Authority (Gross Receipts Taxes
                  Loan)(1)                                                  5.000      10/01/2033           553,366
     27,733,000   V.I. Public Finance Authority (Hovensa Coker)(1)          6.500      07/01/2021        28,310,124
     11,700,000   V.I. Public Finance Authority (Hovensa Refinery)(1)       5.875      07/01/2022        11,877,489
      8,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)       6.125      07/01/2022         8,132,000
        750,000   V.I. Public Finance Authority, Series A(1)                5.250      10/01/2024           778,455
     11,100,000   V.I. Tobacco Settlement Financing Corp.                   7.300(3)   05/15/2035         1,402,334
                                                                                                    ---------------
                                                                                                      3,131,490,041
                                                                                                    ---------------
TOTAL INVESTMENTS, AT VALUE (COST $10,560,508,497)-114.5%                                            10,223,974,278
LIABILITIES IN EXCESS OF OTHER ASSETS-(14.5)                                                         (1,297,174,788)
                                                                                                    ---------------
NET ASSETS-100.0%                                                                                   $ 8,926,799,490
                                                                                                    ===============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(5.) Non-income producing security.

(6.) Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

(7.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(8.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(9.) When-issued security or delayed delivery to be delivered and settled after September 30, 2010. See accompanying Notes.

(10.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(11.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of September 30, 2010 based on valuation input level:

                                                                  LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                            -------------   -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New York                      $--         $ 7,092,484,215         $22       $ 7,092,484,237
   U.S. Possessions               --           3,131,490,041          --         3,131,490,041
                                 ---         ---------------         ---       ---------------
Total Assets                     $--         $10,223,974,256         $22       $10,223,974,278
                                 ===         ===============         ===       ===============


                         26 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ADD       Aid to the Developmentally Disabled
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CFGA      Child and Family Guidance Assoc.
CHSLI     Catholic Health Services of Long Island
CNGCS     Central Nassau Guidance and Counseling Services
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GJSR      Gurwin Jewish Senior Residences
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HH        Harmony Heights, Inc.
HHS       Harmony Heights School
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LVH       Little Village House
MCH       Maryhaven Center of Hope
MMC       Mercy Medical Center
MTA       Metropolitan Transportation Authority
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
RIBS      Residual Interest Bonds
ROLs      Residual Option Longs
Res Rec   Resource Recovery Facility


                         27 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

SCCC      Sullivan County Community College
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SFH       St. Francis Hospital
SLCD      School for Language and Communication Devel.
SMCFS     St. Mary's Children and Family Services
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UBF       University of Buffalo Foundation
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                         28 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities         $36,000,000

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,363,790,000 as of September 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of


                         29 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Operations in the annual and semiannual reports. At September 30, 2010, municipal bond holdings with a value of $2,229,065,520 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,363,790,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At September 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                              COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                       RATE (2)     DATE         VALUE
-----------   ------------------------------------------------------   --------   --------   ------------
$13,640,000   NY Austin Trust Various States Inverse Certificates       13.526%     6/1/32   $ 15,685,318
  8,935,000   NY Austin Trust Various States Inverse Certificates       13.508      6/1/27     10,282,934
 23,960,000   NY Austin Trust Various States Inverse Certificates        7.862     11/1/38     24,312,212
 16,400,000   NY Austin Trust Various States Inverse Certificates       11.659      7/1/48     19,731,332
 36,040,000   NY Liberty Devel. Corp. ROLs(3)                            8.987     10/1/35     40,187,483
 10,770,000   NY MTA ROLs(3)                                            20.108    11/15/30     12,960,080
  6,615,000   NY Triborough Bridge & Tunnel Authority ROLs(3)           20.968      1/1/27      7,835,468
 15,660,000   NY/NJ Port Authority Austin Trust Inverse Certificates     7.392     12/1/27     16,416,691
  7,700,000   NY/NJ Port Authority Austin Trust Inverse Certificates     6.973     12/1/34      7,702,618
 23,955,000   NY/NJ Port Authority Austin Trust Inverse Certificates     9.143     10/1/30     25,642,390
 12,330,000   NYC GO DRIVERS                                            10.016      6/1/33     14,338,310
  5,605,000   NYC GO DRIVERS                                            10.016     12/1/33      6,602,410
  5,460,000   NYC GO DRIVERS                                             9.152      8/1/30      6,305,317
  2,430,000   NYC GO DRIVERS                                            10.066      8/1/35      2,812,895
  8,735,000   NYC GO DRIVERS                                            10.063      4/1/35     10,100,543
  5,745,000   NYC GO DRIVERS                                            10.065      3/1/35      6,640,818
  7,540,000   NYC GO ROLs                                               17.922     11/1/34      9,918,418
  4,480,000   NYC GO ROLs(3)                                            18.880      4/1/30      6,006,694
  8,900,000   NYC GO ROLs(3)                                            22.290      6/1/30     13,845,107
  5,000,000   NYC GO ROLs                                               18.642      3/1/21      8,512,800
  3,490,000   NYC HDC (Multifamily Hsg.) DRIVERS                        15.084     11/1/42      3,631,973
    920,000   NYC HDC (Multifamily Hsg.) DRIVERS                        12.738     11/1/26        982,266
    810,000   NYC HDC (Multifamily Hsg.) DRIVERS                        13.108     11/1/27        888,027
  1,000,000   NYC HDC (Multifamily Hsg.) DRIVERS                        13.159     11/1/32      1,066,270
  1,165,000   NYC HDC (Multifamily Hsg.) DRIVERS                        12.796     11/1/37      1,199,216
  1,560,000   NYC HDC (Multifamily Hsg.) DRIVERS                        12.944     11/1/39      1,605,302
  2,790,000   NYC HDC (Multifamily Hsg.) DRIVERS                        13.152      5/1/40      2,910,026
    775,000   NYC HDC (Multifamily Hsg.) DRIVERS(3)                     19.359     11/1/34        945,066
    710,000   NYC HDC (Multifamily Hsg.) DRIVERS(3)                     19.621     11/1/39        862,394
  2,730,000   NYC HDC (Multifamily Hsg.) DRIVERS(3)                     20.210     11/1/46      3,353,860
  2,680,000   NYC HDC (Multifamily Hsg.) DRIVERS                        13.379     11/1/40      2,854,870
  3,955,000   NYC HDC (Multifamily Hsg.) ROLs(3)                        16.156     11/1/30      4,391,118
 11,975,000   NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs(3)          12.720      5/1/49     12,816,483


                         30 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

 17,005,000   NYC Municipal Water Finance Authority DRIVERS             13.262     6/15/39     20,148,544
  6,875,000   NYC Municipal Water Finance Authority ROLs                17.908     6/15/31      8,749,675
 10,025,000   NYC Municipal Water Finance Authority ROLs                17.908     6/15/37     12,527,240
  7,875,000   NYC Municipal Water Finance Authority ROLs                17.908     6/15/39      9,591,750
  4,935,000   NYC Municipal Water Finance Authority ROLs                17.908     6/15/39      6,010,830
  4,500,000   NYC Municipal Water Finance Authority ROLs                17.928     6/15/39      5,604,660
 10,470,000   NYC Municipal Water Finance Authority ROLs(3)             13.035     6/15/34     11,108,251
  8,205,000   NYS DA (Memorial Sloan-Kettering) DRIVERS                 10.064      7/1/35      9,022,054
  5,265,000   NYS DA (Vassar College) DRIVERS                           10.062      7/1/46      5,868,685
  3,410,000   NYS HFA ROLs(3)                                           14.674     11/1/45      3,712,092
  3,750,000   Port Authority NY/NJ ROLs(3)                              21.503     9/15/28      5,989,950
  4,895,000   Port Authority NY/NJ, 11588th Series ROLs                 16.333    10/15/27      5,746,975
  3,580,000   Port Authority NY/NJ, 11588th Series ROLs                 15.405    10/15/28      3,928,764
  5,500,000   Port Authority NY/NJ, 11588th Series ROLs                 16.342    10/15/32      6,156,810
  9,090,000   Port Authority NY/NJ, 11589th Series ROLs                 12.091      9/1/29      9,346,611
 11,880,000   Port Authority NY/NJ, 136th Series DRIVERS                 8.122     11/1/28     12,865,921
 11,430,000   Port Authority NY/NJ, 136th Series DRIVERS                10.071     11/1/29     12,648,895
 11,015,000   Port Authority NY/NJ, 136th Series DRIVERS                13.351      5/1/34     12,099,867
 13,000,000   Port Authority NY/NJ, 138th Series DRIVERS                 8.557     12/1/34     13,352,300
 24,005,000   Port Authority NY/NJ, 151st Series DRIVERS                15.356     3/15/35     32,051,956
  4,570,000   Port Authority NY/NJ, 152nd Series DRIVERS                13.847      5/1/38      5,246,589
 20,000,000   Port Authority NY/NJ, 3090th Series DRIVERS                9.578     11/1/35     22,158,000
 23,340,000   Port Authority NY/NJ, 3094th Series DRIVERS               13.276     3/15/39     26,640,743
  7,500,000   Port Authority NY/NJ, 3114th Series DRIVERS               15.374     11/1/30     10,250,625
 30,970,000   Port Authority NY/NJ, 3114th Series DRIVERS                9.578     11/1/35     34,311,663
  3,335,000   Port Authority NY/NJ, 3115th Series DRIVERS               15.367     3/15/35      4,452,959
 25,330,000   Port Authority NY/NJ, 37th Series DRIVERS                  9.568     7/15/34     27,271,798
  4,750,000   Puerto Rico Aqueduct & Sewer Authority ROLs(3)            18.315      7/1/47      5,315,440
 15,000,000   Puerto Rico Aqueduct & Sewer Authority ROLs                9.502      7/1/47     15,892,800
 74,115,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)             18.491      8/1/57     88,460,699
 23,815,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)             20.636      8/1/57     33,940,185
 18,135,000   SONYMA ROLs(3)                                             7.601     10/1/34     18,268,836
  5,465,000   SONYMA ROLs(3)                                            14.123      4/1/29      5,474,181
  3,185,000   SONYMA ROLs(3)                                            14.217      4/1/29      3,210,990
  3,530,000   SONYMA ROLs(3)                                            14.503      4/1/29      3,535,930
  7,635,000   SONYMA ROLs(3)                                            14.087      4/1/34      7,720,207
  7,965,000   SONYMA ROLs(3)                                            14.220     10/1/28      7,976,948
  3,175,000   SONYMA ROLs(3)                                            13.451     10/1/26      3,339,783
  5,675,000   SONYMA ROLs(3)                                             8.979     10/1/37      5,675,000
 11,505,000   SONYMA ROLs(3)                                             8.589     10/1/31     11,515,124
 10,860,000   SONYMA ROLs(3)                                             8.687     10/1/37      9,936,031
  1,685,000   SONYMA, Series 145 DRIVERS                                13.414     10/1/37      1,775,838
    650,000   SONYMA, Series 148 DRIVERS                                13.547     10/1/27        717,119
  2,125,000   SONYMA, Series 148 DRIVERS                                13.656     10/1/32      2,309,493
                                                                                             ------------
                                                                                             $865,275,520
                                                                                             ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 27-28 of the Statement of Investments.


                         31 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $641,830,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2010 is as follows:

Cost                                $9,464,634
Market Value                        $7,231,108
Market Value as a % of Net Assets         0.08%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of September 30, 2010, securities with an aggregate market value of $1,157,267, representing 0.01% of the Fund's net assets, were subject to these forbearance agreements. Interest payments of $37,394 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $9,225,782,105(1)
                                 ==============
Gross unrealized appreciation    $  443,554,192
Gross unrealized depreciation      (844,185,417)
                                 --------------
Net unrealized depreciation      $ (400,631,225)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $1,398,823,398, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                         32 | Rochester Fund Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals (Rochester Fund)


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/09/2010


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/09/2010